DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Mar. 31, 2013
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	ELITE PHARMACEUTICALS INC /NV/
Entity Central Index Key	0001053369
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 369,023	$ 668,407
Accounts receivable (net of allowance for doubtful accounts of -0- and -0- respectively)	665,154	396,847
Inventories (net of reserve of $93,338)	1,358,146	304,882
Prepaid expenses and other current assets	151,051	127,704
Total Current Assets	2,543,374	1,497,840
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $5,068,522 and $4,659,670, respectively	4,028,943	4,284,786
INTANGIBLE ASSETS - net of accumulated amortization of $-0- and $-0-, respectively	694,426	642,848
OTHER ASSETS
Investment in Novel Laboratories, Inc.	3,329,322	3,329,322
Security deposits	14,314	14,913
Restricted cash - debt service for EDA bonds	267,820	280,585
EDA bond offering costs, net of accumulated amortization of $107,519 and $93,030, respectively	246,934	261,423
Total Other Assets	3,858,390	3,886,243
TOTAL ASSETS	11,125,133	10,311,717
LIABILITIES AND STOCKHOLDERS' DEFICIT
EDA bonds payable	3,385,000	3,385,000
Short term loans and current portion of long-term debt	606,296	13,316
Accounts payable and accrued expenses	1,325,126	1,066,494
Deferred revenues - current	13,333	13,333
Preferred share derivative interest payable	27,500	70,966
Total Current Liabilities	5,357,255	4,549,109
LONG TERM LIABILITIES
Deferred revenues	152,223	165,558
Other long term liabilities	91,571	87,404
Derivative liability - preferred shares	6,334,621	8,506,106
Derivative liability - warrants	7,862,848	11,987,222
Total Long Term Liabilities	14,441,263	20,746,290
TOTAL LIABILITIES	19,798,518	25,295,399
STOCKHOLDERS' DEFICIT
Common stock - par value $0.001, Authorized 690,000,000 shares. Issued 374,493,959 shares and 331,649,738 shares, respectively. Outstanding 374,393,959 shares and 331,549,738 shares, respectively.	374,495	331,650
Additional paid-in-capital	119,690,336	114,910,812
Accumulated deficit	(128,431,375)	(129,919,303)
Treasury stock at cost (100,000 common shares)	(306,841)	(306,841)
TOTAL STOCKHOLDERS' DEFICIT	(8,673,385)	(14,983,682)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 11,125,133	$ 10,311,717

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Allowance for doubtful accounts (in dollars)	$ 0	$ 0
Inventory valuation reserve (in dollars)	93,338	93,338
Accumulated depreciation on property and equipment (in dollars)	5,068,522	4,659,670
Accumulated amortization on intangible assets (in dollars)	0	0
Accumulated amortization on EDA bond offering costs (in dollars)	$ 107,519	$ 93,030
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	690,000,000	690,000,000
Common stock, shares issued	374,493,959	331,649,738
Common stock, shares outstanding	374,493,959	331,649,738
Treasury stock, shares	100,000	100,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
REVENUES
Manufacturing Fees	$ 2,214,271	$ 1,120,050
Royalties & Profit Splits	806,365	648,211
Lab Fee Revenues	382,889	655,857
Total Revenues	3,403,526	2,424,118
COSTS OF REVENUES	2,315,154	1,013,674
Gross Profit	1,088,372	1,410,444
OPERATING EXPENSES
Research and Development	975,250	1,735,689
General and Administrative	1,513,468	1,410,192
Non-cash compensation through issuance of stock options	45,866	24,453
Depreciation and Amortization	116,921	206,248
Total Operating Expenses	2,651,505	3,376,582
(LOSS) FROM OPERATIONS	(1,563,133)	(1,966,138)
OTHER INCOME / (EXPENSES)
Interest expense, net	(253,745)	(229,592)
Change in fair value of warrant derivatives	4,089,491	(1,444,075)
Change in fair value of preferred share derivatives	(561,684)	(11,227,957)
Interest expense attributable to preferred share derivatives	(139,219)	(424,465)
Discount in Series E issuance attributable to beneficial conversion features	(437,500)	(250,000)
Total Other Income / (Expense)	2,697,343	(13,576,088)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,134,210	(15,542,226)
CREDIT FOR INCOME TAXES	353,718	483,952
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 1,487,928	$ (15,058,274)
NET INCOME (LOSS) PER SHARE
Basic (in dollars per share)	$ 0	$ (0.06)
Diluted (in dollars per share)	$ 0	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in shares)	349,075,642	259,163,279
Diluted (in shares)	526,880,118	259,163,279

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS (DEFICIT) EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2011	$ 180,546	$ 97,116,044	$ (306,841)	$ (114,861,029)	$ (17,871,280)
Balance (in shares) at Mar. 31, 2011	180,545,657		100,000
Net Loss				(15,058,274)	(15,058,274)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	8,410	627,769			636,179
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	8,410,384
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares	140,493	17,023,687			17,164,181
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares (in shares)	140,493,195
Non-cash compensation through the issuance of stock options		24,452			24,452
Costs associated with raising capital (net of adjustments)		(342,169)			(342,169)
Common shares issued in payment of Directors' Fees	1,506	144,388			145,894
Common shares issued in payment of Directors' Fees (in shares)	1,505,613
Common shares issued in payment of employee salaries	695	66,641			67,336
Common shares issued in payment of employee salaries (in shares)	694,889
Issuance of Common Shares pursuant to the exercise of warrants (in shares)	0
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		250,000			250,000
Balance at Mar. 31, 2012	331,650	114,910,812	(306,841)	(129,919,303)	(14,983,682)
Balance (in shares) at Mar. 31, 2012	331,649,738		100,000
Net Loss				1,487,928	1,487,928
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	1,861	180,824			182,684
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	1,860,943
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares	29,865	3,140,807			3,170,671
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares (in shares)	29,863,563
Non-cash compensation through the issuance of stock options		45,866			45,866
Costs associated with raising capital (net of adjustments)		240,144			240,144
Common shares issued in payment of Directors' Fees	1,201	94,846			96,047
Common shares issued in payment of Directors' Fees (in shares)	1,200,588
Common shares issued in payment of employee salaries	626	49,446			50,072
Common shares issued in payment of employee salaries (in shares)	625,900
Issuance of Common Shares pursuant to the exercise of warrants	9,293	590,091			599,384
Issuance of Common Shares pursuant to the exercise of warrants (in shares)	9,293,227
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		437,500			437,500
Balance at Mar. 31, 2013	$ 374,495	$ 119,690,336	$ (306,841)	$ (128,431,375)	$ (8,673,385)
Balance (in shares) at Mar. 31, 2013	374,493,959		100,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 1,487,928	$ (15,058,274)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	423,340	484,151
Change in fair value of warrant derivative liability	(4,089,491)	1,444,075
Change in fair value of preferred share derivative liability	561,684	11,227,957
Discount in Series E issuance attributable to embedded beneficial conversion feature	437,500	250,000
Preferred share derivative interest satisfied by the issuance of common stock	182,684	636,179
Salaries and Directors Fees satisfied by the issuance of common stock	146,119	213,230
Non-cash compensation satisfied by the issuance of common stock and options	45,866	24,453
Non-cash rent expense	9,112	11,090
Non-cash lease accretion	1,356	1,276
Changes in Assets and Liabilities
Accounts receivable	(268,305)	174,820
Inventories	(1,053,264)	311,480
Prepaid and other current assets	(22,748)	19,231
Accounts payable, accrued expenses and other current liabilities	251,611	(133,749)
Deferred revenues and Customer deposits	(13,335)	0
Derivative interest payable	(43,466)	0
NET CASH USED IN OPERATING ACTIVITIES	(1,943,409)	(394,082)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(119,489)	(201,777)
Cost of leasehold improvements	(33,519)	(421,556)
Costs incurred for intellectual property assets	(51,578)	(45,292)
Withdrawals from restricted cash, net	12,765	10,835
NET CASH USED IN INVESTING ACTIVITIES	(191,822)	(657,790)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series E Convertible Preferred Stock	437,500	250,000
Proceeds from Executions of Cash Warrants	564,500	0
Proceeds from draws against Treppel Credit Line	600,000	0
Other loan payments	(6,297)	(13,411)
Costs associated with raising capital, net of adjustments	240,144	(342,169)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,835,847	(105,580)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(299,384)	(1,157,451)
CASH AND CASH EQUIVALENTS - beginning of period	668,407	1,825,858
CASH AND CASH EQUIVALENTS - end of period	369,023	668,407
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	237,874	228,317
Cash paid for taxes	6,099	2,849
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Loan to purchase equipment	$ 0	$ 13,200

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”)

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries, (collectively the “Company”) including its wholly-owned subsidiary, Elite Laboratories, Inc. (“Elite Labs”) for the years ended March 31, 2013 (“Fiscal 2013”) and 2012 (“Fiscal 2012”). Our Company consolidates all entities that we control by ownership of a majority voting interest. As of March 31, 2013, the financial statements of all wholly-owned entities are consolidated and all significant intercompany accounts are eliminated upon consolidation.

NATURE OF BUSINESS

Elite Pharmaceuticals, Inc. was incorporated on October 1, 1997 under the laws of the State of Delaware, and its wholly-owned subsidiary Elite Laboratories, Inc. was incorporated on August 23, 1990 under the laws of the State of Delaware. On January 5, 2012, Elite Pharmaceuticals was reincorporated under the laws of the State of Nevada. Elite Labs engages primarily in researching, developing and licensing proprietary controlled-release drug delivery systems and products. The Company is also equipped to manufacture controlled-release products on a contract basis for third parties and itself if and when the products are approved; however the Company has concentrated on developing orally administered controlled-release products. These products include drugs that cover therapeutic areas for pain, allergy and infection. The Company also engages in research and development activities for the purpose of obtaining Food and Drug Administration approval, and, thereafter, commercially exploiting generic and new controlled-release pharmaceutical products. The Company also engages in contract research and development on behalf of other pharmaceutical companies.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date has not experienced losses on any of its balances.

INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).

LONG-LIVED ASSETS

The Company periodically evaluates the fair value of long-lived assets, which include property and equipment and intangibles, whenever events or changes in circumstances indicate that its carrying amounts may not be recoverable. Such conditions may include an economic downturn or a change in the assessment of future operations. A charge for impairment is recognized whenever the carrying amount of a long-lived asset exceeds its fair value. Management has determined that no impairment of long-lived assets has occurred.

Property and equipment are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from five to forty years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Upon retirement or other disposition of assets, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss, if any, is recognized in income.

Costs incurred to acquire intangible assets such as for the application of patents and trademarks are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent and trademarks. Such costs are charged to expense if the patent or trademark is unsuccessful.

RESEARCH AND DEVELOPMENT

Research and development expenditures are charged to expense as incurred.

CONCENTRATION OF CREDIT RISK

The Company maintains cash balances, which, at times, may exceed the amounts insured by the Federal Deposit Insurance Corp. Uninsured balances at March 31, 2013 are $369,023. Management does not believe that there is any significant risk of losses.

The Company in the normal course of business extends credit to its customers based on contract terms and performs ongoing credit evaluations. An allowance for doubtful accounts due to uncertainty of collection is established based on historical collection experience. Amounts are written off when payment is not received after exhaustive collection efforts. During Fiscal 2013 and Fiscal 2012 the Company generated all its revenues from six companies. The termination of the contracts with either of such four companies will result in the loss of a significant amount of revenues currently being earned.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the recognition of revenue, the amount of the allowance for doubtful accounts receivable and the fair value of intangible assets, stock-based awards and derivatives.

INCOME TAXES

The Company uses the liability method for reporting income taxes, under which current and deferred tax liabilities and assets are recorded in accordance with enacted tax laws and rates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Under the liability method, the amounts of deferred tax liabilities and assets at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered. Further tax benefits are recognized when it is more likely than not, that such benefits will be realized. Valuation allowances are provided to reduce deferred tax assets to the amount considered likely to be realized.

GAAP prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. GAAP requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. No adjustments related to uncertain tax positions were recognized during Fiscal 2013 and Fiscal 2012.

The Company recognizes interest and penalties related to uncertain tax positions as a reduction of the income tax benefit. No interest and penalties related to uncertain tax positions were accrued as of March 31, 2013 and March 31, 2012.

The Company operates in multiple tax jurisdictions within the United States of America. Although we do not believe that we are currently under examination in any of our major tax jurisdictions, we remain subject to examination in all of our tax jurisdiction until the applicable statutes of limitation expire. As of March 31, 2013, a summary of the tax years that remain subject to examination in our major tax jurisdictions are: United States – Federal, 2009 and forward, and State, 2005 and forward. The Company did not record unrecognized tax positions for the years ended March 31, 2013 and 2012.

EARNINGS PER COMMON SHARE

Basic earnings per common share is calculated by dividing net earnings by the weighted average number of shares outstanding during each period presented. Diluted earnings per share are calculated by dividing earnings by the weighted average number of shares and common stock equivalents. The Company’s common stock equivalents consist of options, warrants and convertible securities.

REVENUE RECOGNITION

Revenues earned under manufacturing agreements with other pharmaceutical companies are recognized on the date of shipment of the product, when title for the goods is transferred, and for which the price is agreed to and it has been determined that collectability is reasonably assured.

Revenues derived from royalties and profit splits are recognized when such are reasonably estimable and collectible. Revenues from royalties and profit splits which cannot be reasonably estimated are recognized when the payment is received.

Revenues derived from providing research and development services under contracts with other pharmaceutical companies are recognized when earned. These contracts provide for non-refundable upfront and milestone payments. Because no discrete earnings event has occurred when the upfront payment is received, that amount is deferred until the achievement of a defined milestone. Each nonrefundable milestone payment is recognized as revenue when the performance criteria for that milestone have been met. Under each contract, the milestones are defined, substantive effort is required to achieve the milestone, the amount of the non-refundable milestone payment is reasonable, commensurate with the effort expended, and achievement of the milestone is reasonably assured.

Revenues earned by licensing certain pharmaceutical products developed by the Company are recognized at the beginning of a license term when the Company’s customer has legal right to the use of the product. Revenues are recognized on licensing income on a straight line basis over the life of the licensing agreement.

TREASURY STOCK

The Company records common shares purchased and held in treasury at cost.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of current assets and liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of noncurrent assets are reasonable estimates of their fair values based on management’s evaluation of future cash flows. The long-term liabilities are carried at amounts that approximate fair value based on borrowing rates available to the Company for obligations with similar terms, degrees of risk and remaining maturities.

STOCK-BASED COMPENSATION

The Company accounts for all stock-based payments and awards under the fair value based method. Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments on an accelerated basis. The cost of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. Share based awards granted to employees with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments to employees that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their vesting period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

The compensation expense recognized for the years ended March 31, 2013 and 2012 was $45,866 and $24,453, respectively.

FAIR VALUE MEASUREMENTS

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the reporting entity’s own assumptions.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

The Company believes that all recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future either will not have an impact on its accounting or reporting or that such impact will not be material to its financial statements.

MANAGEMENT'S LIQUIDITY PLANS	12 Months Ended
Mar. 31, 2013
Managements Liquidity Plans Disclosure [Abstract]
Managements Liquidity Plans Disclosure [Text Block]
NOTE 2	MANAGEMENT’S LIQUIDITY PLANS

The Company reported a net profits of approximately $1.5 million for Fiscal 2013 and a net loss of approximately $15.1 million for Fiscal 2012. At March 31, 2013, the Company had a working capital deficiency of approximately $2.8 million and an accumulated deficit of approximately $128.6 million, consolidated assets of approximately $11.1 million, and negative stockholders’ equity of approximately $8.8 million. The Company has not generated any significant operating profits to date. During the fiscal year ended March 31, 2013, the Company raised $437,500 of net proceeds from the sale of Series E Preferred Stock and $564,500 from the exercise of cash warrants.

On June 12, 2012, Elite entered into a bridge loan agreement, as amended on December 5, 2012, (the “Treppel Credit Line Agreement”) with Jerry Treppel, the Company’s Chairman and CEO. Under the terms of the Treppel Credit Line Agreement, Elite has the right, in its sole discretion to a line of credit (the “Treppel Credit Line”) in the maximum principal amount of up to $1,000,000, at any one time. Mr. Treppel provided the Treppel Credit Line for the purpose of supporting the acceleration of Elite’s product development activities. The outstanding amount is evidenced by a promissory note which shall mature on the earlier of (i) such date as Elite raises at least two million dollars in gross proceeds from the sale of any of its equity securities or (ii) July 31, 2013, at which time the entire unpaid principal balance, plus accrued interest thereon shall be due and payable in full. Elite may prepay any amounts owed without penalty. Any such prepayments shall first be due and owing and then to principal. Interest only shall be payable quarterly on July 1, October 1, January 1 and April 1 of each year. Prior to maturity or the occurrence of an Event of Default as defined in the Treppel Credit Line Agreement, the Company may borrow, repay and reborrow under the Treppel Credit Line through maturity. Amounts borrowed under the Treppel Credit Line bear interest at the rate of ten percent (10%) per annum. For more detailed information, please refer to the Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10,2012, with such filings being herein incorporated by reference.

As of the March 31, 2013, the principal balance of the Treppel Credit Line was $600,000.

On April 19, 2013, subsequent to the end of Fiscal 2013, the Company entered into a purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement (the “LPC Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“LPC”).

Under the terms and subject to the conditions of the LPC Agreement, the Company has the right to sell to and LPC is obligated to purchase up to $10 million in shares of the Company’s Common Stock, subject to certain limitations, from time to time, over the 36 month period commencing on May 9, 2013, the date that the registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the LPC Registration Rights Agreement, was declared effective by the SEC. The Company may direct LPC, at its sole discretion and subject to certain conditions, to purchase stock in amounts of up to $80,000 on any single business day, so long as at least two business days have passed since the most recent purchase, increasing to up to $500,000 per purchase, depending upon the closing sale price of the Common Stock. The purchase price of the shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to LPC on a day the Common Stock closing price is less than the floor price of $0.07 per share, subject to adjustment. The Company’s sales of shares of Common Stock to LPC under the LPC Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by LPC and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of Common Stock.

A Current Report on Form 8-K was filed with the SEC on April 22, 2013 with regards to the LPC Purchase Agreement and LPC Registration Rights Agreement with such filing being herein incorporated by reference. A Securities Registration Statement on Form S-1 was filed with the SEC on April 25, 2013, with such filing being herein incorporated by reference. The registration statement was declared effective by the SEC on May 9, 2013, with such filings being herein incorporated by reference.

The Company’s strategy is to continue to be engaged in the development and manufacturing of oral controlled-release products. It will continue to develop generic versions of controlled-release drug products with high barriers to entry and assist partner companies in the life cycle management of products to improve off-patent drug products. The Company has four products currently being sold commercially. In addition, the Company has a generic product which was purchased and for which the Company is in the process of transferring the manufacture of such product to its facility in Northvale, New Jersey, and a pipeline of products under development.

As of March 31, 2013, the Company’s principal source of liquidity was approximately $0.4 million of cash and cash equivalents. The Company may also receive funds through the exercise of outstanding stock options and warrants and, subsequent to March 31, 2013, entered into the LPC Purchase Agreement and LPC Registration Rights Agreement, which could provide up to $10 million from the sale shares of the Company’s Common Stock to LPC. The Company also is exploring raising additional funds through the sale of its equity or debt securities or otherwise. However, there can be no assurance of the exercise of any outstanding options or warrants, the sale of shares of Common Stock pursuant to the LPC Purchase Agreement, the raising of funds pursuant to any new funding arrangements, or that any cash received from such sources will be material to contribute sufficient amounts to continue operating activities. Even if the Company were to receive the amounts enumerated in the LPC Purchase Agreement or from the exercise of outstanding options and warrants, there can be no assurances that the Company will not be required to seek additional capital in the future and that the Company will be able to obtain such additional capital on favorable terms, if at all.

As a result there is no assurance that the Company’s business strategy will be successfully implemented, and with the Company’s existing working capital levels, there can be no assurance that the Company will continue as a going concern.

INVENTORIES	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 3	INVENTORIES

Inventories are recorded at the lower of cost or market.  Inventories at March 31, 2013 and 2012 consist of the following:

	2013	2012
Finished Goods	$—	$—
Work-in-Process	676,726	25,200
Raw Materials	774,758	373,020
	1,451,484	398,220
Less: Inventory Valuation Reserve	(93,338)	(93,338)
	$1,358,146	$304,882

The Inventory Valuation Reserve as of March 31, 2013 and March 31, 2012, consists of raw materials with an aggregate cost of $93,338 being expired materials with no commercial value

PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 -	PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2013 and 2012 consists of the following:

	2013	2012
Laboratory manufacturing, and warehouse equipment	$5,563,694	$5,448,732
Office equipment	67,414	64,927
Furniture and fixtures	49,804	49,804
Transportation equipment	66,855	66,855
Land, building and improvements	3,349,696	3,314,138
	9,097,463	8,944,456
Less: Accumulated depreciation and amortization	(5,068,522)	(4,659,670)
	$4,028,941	$4,284,786

Depreciation and amortization expense amounted to $423,340 and $484,156 for the years ended March 31, 2013 and 2012, respectively.

INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 5 -	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDA’s”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of March 31, 2013 and 2012, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2013	2012
Intangible assets at beginning of fiscal year
Patent application costs	192,848	147,556
ANDA acquisitions	450,000	450,000
Less: Accumulated Amortization	—	—
Net Intangible Assets at beginning of fiscal year	642,848	597,556

Intangible asset costs capitalized during the fiscal year
Patent application costs	51,578	45,292
ANDA acquisition costs		—
Total cost of intangible assets capitalized	51,578	45,291

Amortization of intangible assets during fiscal year
Patent application costs	—	—
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	—

Impairment of intangible assets during the fiscal year
Patent application costs	—	—
ANDA acquisition costs	—	—
Accumulated amortization of impaired assets	—	—
Net impairment of intangible assets	—	—

Intangible assets at end of fiscal year
Patent application costs	244,424	192,848
Trademarks		—
ANDA acquisition costs	450,000	450,000
Less: Accumulated Amortization		—
Net Intangible Assets	$694,424	$642,848

The costs incurred in patent applications totaling $51,578 and $45,292 for Fiscal 2013 and Fiscal 2012, respectively, were all related to our abuse resistant and extended release opioid product lines. The Company is continuing its efforts to achieve approval of such patents. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

On May 22, 2012, the United States Patent and Trademark Office (“USPTO”) issued U.S. Patent No. 8,182,836, entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof. A Current Report on Form 8-K was filed with the SEC on May 22, 2012, with such filing being herein incorporated by reference.

On April 23, 2013, the USPTO issued Patent No. 8,425,933 entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof”. A Current Report on Form 8-K was filed with the SEC on April 23, 2013, with such filing being herein incorporated by reference.

The ANDA acquisition costs of $450,000 recorded as of the beginning of Fiscal 2012 and included as a part of intangible assets as of March 31, 2013 and March 31, 2012, are related to our acquisition of the ANDA for Phentermine 37.5mg tablets.

INVESTMENT IN NOVEL LABORATORIES INC.	12 Months Ended
Mar. 31, 2013
Cost Method Investments In Joint Ventures Disclosure [Abstract]
Cost Method Investments In Joint Ventures Disclosure [Text Block]
NOTE 6	INVESTMENT IN NOVEL LABORATORIES INC.

At the end of 2006, Elite entered into a joint venture with VGS Pharma, LLC (“VGS”) and created Novel Laboratories, Inc. (“Novel”), a privately-held company specializing in pharmaceutical research, development, manufacturing, licensing, acquisition and marketing of specialty generic pharmaceuticals. Novel's business strategy is to focus on its core strength in identifying and timely executing niche business opportunities in the generic pharmaceutical area. Elite’s ownership interest in Novel’s Class A Voting Common Stock of Novel is approximately 10% of the outstanding shares of Class A Voting Common Stock of Novel. As of October 1, 2007, Elite deconsolidated its financial statements from Novel and the investment in Novel is accounted for under the cost method of accounting.

As of June 2013, the US-FDA website lists 19 products approved in the name of Novel and an additional 8 products approved in the name of the Novel’s marketing arm, Gavis Pharmaceuticals (“Gavis”). Market data also list three additional products being marketed by Gavis. There are accordingly a total of 30 products currently identified as being approved/marketed by Novel and Gavis, with such total representing an increase of 4 products as compared to a comparable point in the prior year.

Furthermore, Novel has provided to the Company, copies of its prior year tax returns and management prepared forecasts showing growing revenues.

We also know from public information that Perrigo Company acquired rights in 2010 for an undisclosed amount to an additional Novel ANDA approved in 2010 for the product HalfLytely®. Novel believes this is a first to file ANDA. Perrigo expects to be in a position to launch a generic version of this product later this year and they expect to have 180 days of generic exclusivity. Novel will manufacture the product exclusively for Perrigo. Annual sales for the branded product were approximately $80 million according to Wolters Kluwer.

In accordance with GAAP, the company records an impairment write-down to such investments when the cost of the investment exceeds its fair value and when the decline in value is determined to be other-than temporary. Indicators of an other-than-temporary decline in value include, without limitation, the following:

•	A significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee
•	A significant adverse change in the regulatory, economic, or technological environment of the investee
•	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates
•	A bona fide offer to purchase (whether solicited or unsolicited), an offer by the investee to sell, or a completed auction process for the same or similar security for an amount less than the cost of the investment
•	Factors that raise significant concerns about the investee's ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

A review and assessment of all documents available, public announcements by Novel and communications with the management of Novel does not indicate the existence of impairment indicators. Accordingly, the Company determined that no impairment is required in the valuation of its investment in Novel as of March 31, 2013. The valuation of the Company’s investment in Novel remains at $3,329,322, an amount equal to the valuation as of March 31, 2012 with no impairment write downs.

NJEDA BONDS	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 7 -	NJEDA BONDS

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	$3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

The net proceeds, after payment of issuance costs, were used (i) to redeem the outstanding tax-exempt Bonds originally issued by the Authority on September 2, 1999, (ii) refinance other equipment financing and (iii) for the purchase of certain equipment to be used in the manufacture of pharmaceutical products. As of March 31, 2013, all of the proceeds were utilized by the Company for such stated purposes.

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a Debt Service Reserve Fund as follows:

Description	Amount
Series A Note Proceeds	$366,000
Series B Note Proceeds	49,500
Total	$415,500

The Debt Service Reserve is maintained in restricted cash accounts that are classified in Other Assets.

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds. These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2012	Amortization Expense Current YTD	Balances As of Current Balance Sheet Date
Bond Issue Costs	$354,453		$354,453
Accumulated Amortization	(93,030)	(14,489)	(107,519)
Unamortized Balance	$261,423		$246,934

The NJEDA Bonds require the Company to make an annual principal payment on September 1st of varying amounts as specified in the loan documents and semi-annual interest payments on March 1st and September 1st, equal to interest due on the outstanding principal at the applicable rate for the semi-annual period just ended.

Due to the Company not having sufficient funds, the following withdrawals were made from the debt service reserve, with the funds being used to make interest payments due to the holders of the NJEDA Bonds:

Payment Date	Amount
March 1, 2009	$120,775
September 1, 2009	120,775
March 1, 2010	113,075
September 1, 2010	113,075
March 1, 2011	113,075
September 1, 2011	113,075
March 1, 2012	113,075
September 1, 2012	113,075
March 1, 2013	113,075

Due to the Company not having sufficient funds, a the following withdrawal was made from the debt service reserve, with the funds being used to make a principal payment due to the holders of the NJEDA Bonds:

Payment Date	Amount
September 1, 2009	$210,000

Pursuant to the terms of the NJEDA Bonds, the Company is required to replenish any amounts withdrawn from the debt service reserve and used to make principal or interest payments in six monthly installments, each being equal to one-sixth of the amount withdrawn and with the first installment due on the 15th of the month in which the withdrawal from debt service reserve occurred and the remaining five monthly payments being due on the 15th of the five immediately subsequent months. The Company has, to date, made all payments required in relation to the withdrawals made from the debt service reserve in relation to the Restricted Cash Interest Payments and the Restricted Cash Principal Payment.

In addition, the Company did not have sufficient funds available to make the principal payments due on September 1, 2010, September 1, 2011 and September 1, 2012. These principal payments are summarized as follows:

Payment Date	Amount
September 1, 2010	$225,000	(1)
September 1, 2011	470,000	(2)
September 1, 2012	730,000	(3)

(1)	The Company request to withdraw funds from the debt service reserve to pay the amount due on September 1, 2010 was denied by the Trustee and accordingly, the principal payment due on such date was not made.
(2)	The principal payment due on September 1, 2011, included the amount due and September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2011 was not made.
(3)	The principal payment due on September 1, 2012, included the amount due and September 1, 2011 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2012 was not made.

The Company has received Notices of Default from the Trustee of the NJEDA Bonds in relation to the withdrawals from the debt service reserve and non-payment of principal amounts due on September 1, 2010, 2011 and 2012. Resolution of the Company’s default under the NJED Bonds will have a significant effect on our ability to operate in the future.

Due to issuance of a Notice of Default being received from the Trustee of the NJEDA Bonds, and until the event of default is waived or rescinded, the Company has classified the entire principal balance due on the NJEDA Bonds, as a current liability.

Bond financing consisting of the following, as of March 31,

	2013	2012

Refinanced NJEDA Bonds	$3,385,000	$3,385,000

Current portion	(3,385,000)	(3,385,000

Long term portion, net of current maturities	$—	$—

Maturities of Bonds for the next five years are as follows:

YEAR ENDING MARCH 31,	AMOUNT
2014	$915,000
2015	195,000
2016	210,000
2017	220,000
2018	85,000
Thereafter	1,760,000
$3,385,000

LOANS PAYABLE AND LONG TERM DEBT	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 8 -	LOANS PAYABLE AND LONG TERM DEBT

Loans payable and long term debt consisted of the following:

	March 31, 2013		March 31, 2012
	Current	Long- Term	Current	Long- Term
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan	$—	$—	$6,923	$—

Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014	6,295	—	6,393	6,295

Balance due on Treppel Credit Line (note 2)	600,000	—	—	—

TOTAL	$606,295	$—	$13,316	$6,295

LEASES OF RENTAL PROPERTIES	12 Months Ended
Mar. 31, 2013
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]
NOTE 9 -	LEASES OF RENTAL PROPERTIES

The following leases for rental properties were operative during the year ended March 31, 2013:

135 Ludlow Ave (see note 10)
Effective Date	July 1, 2010

Termination Date	December 31, 2015

Lease term	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2012 Fiscal Year	$90,338
Rent expense for the 2013 Fiscal Year	$90,338

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
Fiscal year ended March 31, 2018	90,894
$435,972

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue
	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012
Rent Expense	$90,338	$90,338

Actual lease payments	81,228	79,248

Increase in deferred rent liability	9,110	11,090

Balance of deferred rent liability	68,263	59,154

LEASE OF 135 LUDLOW AVENUE	12 Months Ended
Mar. 31, 2013
Operating Leases Rental Properties 135 Ludlow Avenue Disclosure [Abstract]
Operating Leases Rental Properties 135 Ludlow Avenue Disclosure [Text Block]
NOTE 10 -	LEASE OF 135 LUDLOW AVENUE

The Company entered into a lease for a portion of a one-story warehouse, located at 135 Ludlow Avenue, Northvale, New Jersey, consisting of approximately 15,000 square feet of floor space. The lease term began on July 1, 2010 and is classified as an operating lease.

The lease includes an initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional 5 year terms. The property related to this lease will be used for the storage of pharmaceutical finished goods, raw materials, equipment and documents as well as pharmaceutical manufacturing, packaging and distribution activities.

This property required significant leasehold improvements and qualification as a prerequisite to achieving suitability for such intended future use and in January 2013, the Company began shipping commercial product that was manufactured and packaged at the 135 Ludlow Avenue facility.

Please refer to Note 9 of these financial statements for details on minimum lease payments, rent expense and deferred rent liabilities.

LEASE TERMINATION COSTS - 135 LUDLOW AVENUE	12 Months Ended
Mar. 31, 2013
Operating Leases Rental Properties Termination Costs Disclosure [Abstract]
Operating Leases Rental Properties Termination Costs Disclosure [Text Block]
NOTE 11 -	LEASE TERMINATION COSTS - 135 LUDLOW AVENUE

The lease for the property located at 135 Ludlow Avenue, Northvale NJ, includes a requirement that, at termination, the Company return the property to its condition at the inception of the lease, with normal wear and tear excepted. Such requirement accordingly represents an unconditional obligation associated with the retirement of a long-lived asset and subject to ASC 410 of the Codification. The Company estimates such costs would amount to $50,000, at lease termination, and pursuant to ASC 410 has recorded a liability and offsetting asset equal to the present value, at lease inception, of such obligation. This liability is accreted over the term of the lease (including extensions), using the interest method.

DEFERRED REVENUES	12 Months Ended
Mar. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
NOTE 12 -	DEFERRED REVENUES

Deferred revenues in the aggregate amount of $165,556, consisting of a current component of $13,333 and a long term component of $152,223 represents the unamortized amount of a $200,000 advance payment received for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025. The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license. The current component is equal to the amount of revenue to be earned during the 12 month period immediately subsequent to the balance date and the long term component is equal to the amount of revenue to be earned thereafter.

RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Borrowing Against Treppel Credit Lint Disclosure [Text Block]
NOTE 13 -	RELATED PARTY TRANSACTION – BORROWING AGAINST TREPPEL CREDIT LINE

Activity on the Treppel Credit Line Agreement during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Balance of Credit Line at beginning of Fiscal Year	$—	$—
Draws on credit line	600,000	—
Repayment of credit line	—	—
Balance of Credit Line at end of Fiscal Year	$600,000	$—

Interest expense accrued	$22,493	$—
Interest expense paid	9,342	—
Interest owed as of March 31,	$13,151	$—

For further details on the Treppel Credit Line, please refer to Note 2 of these financial statements as well as Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10, 2012.

PREFERRED SHARE DERIVATIVE INTEREST PAYABLE	12 Months Ended
Mar. 31, 2013
Preferred Share Derivative Interest Payable [Abstract]
Preferred Share Derivative Interest Payable [Text Block]
NOTE 14 -	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of March 31, 2013 consisted of $27,500 in derivative interest accrued as of March 31, 2013. The full amount of derivative interest payable as of March 31, 2013 was paid via the issuance of 358,663 shares of Common Stock, in lieu of cash, in April 2013.

Preferred share derivative interest payable as of March 31, 2012 consisted of $70,965 in derivative interest accrued as of March 31, 2012. The full amount of derivative interest payable as of March 31, 2012 was paid via the issuance of 802,789 shares of Common Stock, in lieu of cash, in April 2012.

DERIVATIVE LIABILITIES - PREFERRED SHARES	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 15 -	DERIVATIVE LIABILITIES – PREFERRED SHARES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2013 and March 31, 2012, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal 2013
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2013	—	1,375	1,800	3,175

Underlying common shares into which Preferred may convert	—	9,166,669	74,074,075	83,240,744

Closing price on valuation date	$0.0761	$0.0761	$0.0761	$0.0761

Preferred stock derivative liability at March 31, 2013	$—	$697,584	$5,637,037	$6,334,621

Change in preferred stock derivative liability for Fiscal 2013				$561,684

The change of $561,684 in value of the preferred stock derivative liability occurring during Fiscal 2013 is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income. During Fiscal 2013 there was a net increase in the value of the preferred stock derivative liability, so therefore the amount shown above represents another expense item on the income statement.

Preferred Stock Derivative Liabilities – Fiscal 2012
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

Change in preferred stock derivative liability for Fiscal 2012				$11,227,957

The change of $11,227,957 in value of the preferred stock derivative liability occurring during the 2012 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

DERIVATIVE LIABILITIES - WARRANTS	12 Months Ended
Mar. 31, 2013
Derivative Liabilities Warrants Disclosure [Abstract]
Derivative Liabilities Warrants Disclosure [Text Block]
NOTE 16 -	DERIVATIVE LIABILITIES - WARRANTS

To date, the Company has authorized the issuance of Common Stock Purchase Warrants, with terms of five to seven years, to various corporations and individuals, in connection with the sale of securities, loan agreements and consulting agreements. Exercise prices range from $0.0625 to $0.25 per warrant. The warrants expire at various times through April 25, 2018.

A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2013		Fiscal Year 2012
	Warrant Shares	Weighted Average Exercise Price	Warrant Shares	Weighted Average Exercise Price
Balance at beginning of year	161,478,979	$0.09	155,325,048	$0.15

Warrants issued	—	—	4,000,000	$0.06

Warrant Adjustments	—	—	3,379,551	—

Warrant exercises, forfeited or expired	22,134,040	$0.20	1,225,620	$3.00

Ending Balance	139,344,939	$0.08	161,478,979	$0.09

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Warrant Derivative Liabilities are measured at fair market value, using the market approach and a level 3 fair value hierarchy, on a recurring basis as of March 31, 2013 and March 31, 2012, in accordance with the valuation techniques discussed in ASC 820.

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model, a level 3 fair value hierarchy using the following assumptions:

	March 31 2013	March 31 2012
Risk-Free interest rate	.04% - .77%	.05% - 1.3%
Expected volatility	106% - 168%	57% - 181%
Expected life (in years)	0.5 – 5.1	0.1 – 6.1
Expected dividend yield	—	—
Number of warrants	139,344,939	161,478,979

Fair value – Warrant Derivative Liability	$7,862,848	$11,987,222

Change in warrant derivative liability for the twelve months ended	$(4,089,491)	$1,444,075

The risk free interest rate was based on rates established by the US Treasury Department. The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date. The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.

The changes of $(4,089,491) and $1,444,075 in value of the warrant derivative liability occurring during the years ended March 31, 2013 and 2012, respectively, are included in the amounts reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

The following table summarizes, as of March 31, 2013, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs

(Level 3)

	Fiscal 2013	Fiscal 2012
Balance at Beginning of Fiscal Year	$11,987,222	$10,543,145
Warrants Issued	—	815,761
Warrants Exercised	(707,216)	—
Change in fair value of warrant liability	(3,417,158)	628,316
Balance at End of Fiscal Year	7,862,848	$11,987,222

BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Preferred Stock [Text Block]
NOTE 17 -	BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES

The Series E Preferred shares include an option, exercisable from the issuance date, to convert to common shares at prices which were less than the market price of the Company’s Common Stock on the date such Series E Preferred shares were issued. The difference between the share price and option price represents a beneficial conversion feature existing on the issue date.

In accordance with GAAP, the beneficial conversion feature was valued separately and allocated to additional paid in capital. The valuations were calculated using the relative fair value method allocating the proceeds from each issuance of the Series E Preferred shares to the conversion option and detachable warrants, if such warrants were included with an issuance.

The beneficial conversion option is then required to be recognized as a discount and amortized over a period that begins on the date of issuance and ends on the earliest conversion date. As the conversion options were exercisable on their issue date, the full value assigned to the conversion option was immediately amortized and charged to interest expense.

During Fiscal 2013, the Company issued a total of 437.5 shares of Series E Preferred Stock which included a conversion option at a price that was less than the market price of the Company’s Common Stock on the date of issuance of the Series E Preferred Stock.

The valuation of the beneficial conversion feature, and detachable warrants, where applicable, for Series E Preferred Share issuances during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Series E Shares Issued	437.5	250
Detachable Warrants Issued	—	—
Gross Proceeds Received	$437,500	$250,000

Gross Valuation of Warrants Issued	—	—
Gross Valuation of Beneficial Conversion	$437,500	$763,619

Proceeds Allocated to Warrants	—	—
Proceeds Allocated to Beneficial Conversion Feature	$437,500	$250,000
Total Allocation of Proceeds	$437,500	$250,000

COMMON STOCK	12 Months Ended
Mar. 31, 2013
Common Stock [Abstract]
Common Stock Disclosure [Text Block]
NOTE 18 -	COMMON STOCK

During Fiscal Years 2013 and 2012, the Company issued a total of 42,844,221 shares and 151,104,071 shares of Common Stock, respectively, with such issuances of Common Stock being summarized as follows:

Description	Fiscal Year 2013	Fiscal Year 2012

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $182,684 and $636,179 for Fiscal 2013 and Fiscal 2012, respectively	1,860,943	8,410,374

Common Shares issued pursuant to the conversion of Series B, Series C, and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $3,170,670 and $17,164,181, for Fiscal 2013 and Fiscal 2012, respectively, at the time of their conversion.	29,863,563	140,493,195

Common Shares issued in payment of Director’s fees totaling $96,047 and $145,894 for Fiscal 2013 and Fiscal 2013, respectively	1,200,588	1,505,613

Common shares issued in payment of employee salaries totaling $50,072 and $67,336 for Fiscal 2013 and Fiscal 2012, respectively.	625,900	694,889

Common shares issued pursuant to warrants exercised	9,293,227	—

Total Common Shares issued during Fiscal 2013 and 2012	42,844,221	151,104,071

Common Shares outstanding at March 31,	374,493,949	331,649,738

PER SHARE INFORMATION	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 19 -	PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic EPS and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of the Company’s Consolidated Statements of Operations. As the Company had a net loss for Fiscal Year 2012, Diluted EPS is not presented as the effect of the Company’s common stock equivalents and convertible securities is anti-dilutive.

Basic EPS is calculated as follows:

	Fiscal Year 2013	Fiscal Year 2012
Numerator
Net Income (Loss) attributable to common shareholders	$1,487,928	$(15,167,289)

Denominator
Weighted average shares of common stock outstanding	349,075,642	259,163,279

Net (Loss) per Share – Basic	$0.00	$(0.06)

Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2012 ( in accordance with GAAP)
Stock Options	—	2,999,000

Convertible Preferred Stock	—	94,512,298

Warrants	—	161,478,979

Diluted EPS (for Fiscal 2013) is calculated as follows:

Fiscal Year 2013
Numerator
Net Income attributable to common shareholders	$1,487,928
Adjustments to Net Income
Reversal of Change in Value of Preferred Share Derivatives	561.684
Reversal of Change in Value of Warrant Derivatives	(4,089,491)
Reversal of Derivative Interest Expense	139,219

Net loss attributable to common shareholders on a diluted basis	$(1,900,660)

Denominator
Weighted average shares of common stock outstanding	349,075,642
Dilutive effects of convertible preferred stock, warrants and options
Convertible preferred Stock	83,240,744
Warrants	94,421,813
Stock Options	141,919
Weighted average shares outstanding – diluted	526,880,118

Diluted EPS	$(0.00)

STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 20 -	STOCK-BASED COMPENSATION

Part or all of the compensation paid by the Company to its Directors and employees consists of the issuance of Common Stock or via the granting of options to purchase Common Stock

Stock-based Director Compensation

The Company’s Director compensation policy instituted in October 2009 includes provisions that Director’s fees are to be paid via the issuance of shares of the Company’s Common Stock, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal 2013, the Company issued 1,200,588 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $130,000 and related to the calendar year ending on December 31, 2012. On the date of their issuance, the Common Shares had a value of $96,047, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal 2013, include those shares owed and not yet issued at the end of Fiscal Year 2012.

During Fiscal Year 2012, the Company issued 1,505,613 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $130,000 and related to the period beginning on January 1, 2011 and ending on December 31, 2011. On the date of their issuance, the Common Shares had a value of $145,894, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2012, include those shares owed and not yet issued at the end of Fiscal Year 2011.

As of March 31, 2013, the Company owes its Directors a total of 327,635 shares of Common Stock in payment of Directors Fees totaling $27,500 for the three months ended March 31, 2013. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2014.

Stock-based Employee Compensation

Employment contracts with the Company’s President, Chief Financial Officer and certain other employees includes provisions for a portion of each employees salaries to be paid via the issuance of shares of the Company’s Common, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2013, the Company issued a total of 625,900 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $67,917 and related to the period calendar year ended December 31, 2012. On the date of their issuance, the Common Shares had a value of $50,072, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal 2013, include those shares owed and not yet issued at the end of Fiscal 2012.

During Fiscal Year 2012, the Company issued a total of 694,889 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $60,000 and related to the period beginning on January 1, 2011 and ending on December 31, 2011. On the date of their issuance, the Common Shares had a value of $67,336, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2012, include those shares owed and not yet issued at the end of Fiscal Year 2011.

As of March 31, 2013, the Company owes its President, Chief Financial Officer and certain other employees a total of 288,913 shares of Common Stock in payment of salaries totaling $24,250 for the three months ended March 31, 2013, with such amount being recorded in accrued expenses. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2014.

Stock option based Employee Compensation

During Fiscal 2013, the Company issued, to various employees, options to purchase a total of 985,000 shares Common Stock, in aggregate (the “2013 Options”). The 2013 Options have an exercise price of $0.12 per share, vest equally over a three year period which commences one year from the date of grant and expire ten years from the date of grant. The fair value of the 2013 Options was $113,842, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

During the year ended March 31, 2010 (“Fiscal 2010”) the Company issued, to various employees, options to purchase a total of 1,000,000 shares of Common Stock, in aggregate (the “2010 Options”). The 2010 Options have an exercise price of $0.10, vest over a three year period which commences one year from the date of grant and expire ten years from the date of grant. The fair value of the 2010 Options was $93,452, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period, and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

Stock option based employee compensation is summarized as follows:

	Fiscal Year 2013	Fiscal Year 2012

Non-cash compensation expense related to the 2010 Options	$17,405	$24,453

Non-cash compensation expense related to the 2013 Options	28,461	—

Total non-cash compensation through the issuance of stock options	$45,866	$24,453

STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 21 -	STOCK OPTION PLANS

Under its 2004 Stock Option Plan and prior options plans, the Company may grant stock options to officers, selected employees, as well as members of the Board of Directors and advisory board members. All options have generally been granted at a price equal to or greater than the fair market value of the Company’s Common Stock at the date of the grant. Generally, options are granted with a vesting period of up to three years and expire ten years from the date of grant.

Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2013		Fiscal Year 2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,999,000	$1.53	3,057,000	$1.51

Options Granted	985,000	$0.12	—	—

Options Exercised	—	—	—	—

Options Expired/Forfeited	(45,000)	$1.59	(58,000)	$0.10

Outstanding at end of year	3,939,000	$0.86	2,999,000	$1.53

The following table summarizes information about stock options outstanding at March 31, 2013:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01 – 1.00	1,890,000	8.3	$0.11	905,000	$0.09
1.01 – 2.00	99,000	4.8	$1.08	99,000	$1.08
2.01 – 3.00	1,950,000	3.2	$2.22	1,450,000	$2.21

$ 0.01 – 3.00	3,939,000	5.5	$1.18	2,454,000	$1.38

As of March 31, 2013, there were 5,535,100 options available for future grant under our Stock Option Plan.

INCOME TAXES	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 22 -	INCOME TAXES

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2013	2012
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(6,099)	$(2,849)
Deferred		—

Sale of New Jersey Net Operating Losses	359,817	$486,801

Net Credit for Income Taxes	$353,718	$483,952

The Major components of deferred tax assets and liabilities at March 31, 2013 and 2012 are as follows:

	March 31,
	2013	2012
Federal
Net Operating Loss Carry forward	$17,968,000	$16,826,617
Valuation Allowance	(17,968,000)	(16,826,617)
	$—	$—

State
Net Operating Loss Carryforwards	$2,420,000	$897,589
Valuation Allowance	(2,420,000)	897,589
	$—	$—

At March 31, 2013 and 2012, a 100% valuation allowance is provided, as it is uncertain if the deferred tax assets will provide any future benefits because of the uncertainty about the Company’s ability to generate the future taxable income necessary to use the net operating loss carryforwards.

REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET	12 Months Ended
Mar. 31, 2013
Removal Of Lodrane Products From Us Market [Abstract]
Removal Of Lodrane Products From Us Market [Text Block]
NOTE 23 -	REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET

On March 3, 2011, the U.S. Food and Drug Administration (“US-FDA”) announced its intention to remove approximately 500 cough/cold and allergy related products from the U.S. market. The Company manufactured two of the drugs impacted by the US-FDA’s action. The affected products are:

Product	Active Ingredient , Strength
Lodrane® 24 Capsules	Brompheniramine maleate, 12mg
Lodrane® 24D Capsules	Brompheniramine maleate, 12mg/pseudoephedrine HCl, 90mg

According to the press release issued by the US-FDA, manufacturers must stop manufacturing the affected products within 90 days after March 3, 2011 and distribution of the effected products must stop within 180 days after March 3, 2011.

For the year ended March 31, 2011, gross revenues earned by the Company from the Lodrane® products equaled $4.2 million, or approximately 97% of the Company’s total income for the year.

Shortly after the announcement by the US-FDA, the Company’s customer for the Lodrane® products cancelled all outstanding orders, other than those for which manufacturing had already begun, advising the Company that existing stocks of Lodrane® were sufficient and that additional quantities could not be sold prior to the 180 day deadline announced by the US-FDA.

The last shipment of Lodrane® products was made by the Company in April 2011 and manufacturing of Lodrane® has ceased.

While the timing of the announcement by the US-FDA resulted in such having a minimal effect on the Company’s operations for the 2011 Fiscal Year, the Company’s inability to manufacture Lodrane® has a material adverse effect on its revenues for periods beginning after March 31, 2011.

Please refer to the Current Report on Form 8-K filed with the SEC on March 4, 2011, such filing being herein incorporated by reference, for further details on this announcement.

MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 24 -	MAJOR CUSTOMERS

Six customers accounted for substantially all of the Company’s revenues for Fiscal 2013. Included in these six customers are three customers that accounted for approximately 90 percent of revenues for Fiscal 2012, and three additional customers that had little or no related revenues for Fiscal 2012.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 25 -	TRANSACTIONS WITH RELATED PARTIES

Transactions with Epic Pharma LLC and Epic Investments LLC

On March 18, 2009, the Company entered into the Epic Strategic Alliance Agreement with Epic Pharma, LLC and Epic Investments, LLC, a subsidiary controlled by Epic Pharma LLC, as disclosed in this Annual Report Form 10-K under Item 7 of Part II of this Annual Report on Form 10-K, under the heading “Epic Strategic Alliance Agreement,” Item 9B and Item 10, under the heading “Directors and Executive Officers,” and in our Current Reports on Form 8-K, filed with the SEC on March 23, 2009, May 6, 2009 and June 5, 2009, which disclosures are incorporated herein by reference. Ashok G. Nigalaye, Jeenarine Narine and Ram Potti, each were elected as members of our Board of Directors, effective June 24, 2009, as the three directors that Epic is entitled to designate for appointment to the Board pursuant to the terms of the Epic Strategic Alliance Agreement. Mr. Potti resigned from his position as Director of the Company on December 31, 2012. Messrs. Nigalaye, Narine and Potti are also officers of Epic Pharma, LLC, in the following capacities:

•	Mr. Nigalaye, Chairman and Chief Executive Officer of Epic Pharma, LLC;
•	Mr. Narine, President and Chief Operating Officer of Epic Pharma, LLC;
•	Mr. Potti, Vice President of Epic Pharma, LLC.

As part of the operation of the strategic alliance, the Company and Epic identified areas of synergy, including, without limitation, raw materials used by both entities, equipment purchases, contract manufacturing/packaging and various regulatory and operational resources existing at Epic that could be utilized by the Company.

With regards to synergies related to raw materials usage, the strategic alliance allowed the Company to purchase such raw materials from Epic, at the Epic acquisition cost, without markup. In all cases, the acquisition cost of Epic was lower than those costs available to the Company, mainly as a result of efficiencies of scale generated by significantly larger volumes purchased by Epic during the course of their normal operations. During Fiscal 2013 and Fiscal 2012, an aggregate amount of $71,480 and $15,552, respectively, in such materials was purchased from Epic Pharma LLC. All purchases were at Epic Pharma’s acquisition cost, without markup and evidenced by supporting documents of Epic Pharma LLC’s acquisition cost.

With regards to synergies related to regulatory and operational resources, the strategic alliance allowed the Company to utilize Epic’s substantial resources and technical competencies on an “as needed” basis at a cost equal to Epic’s actual cost for only the resources utilized by the Company. Without such access to Epic’s resources, the Company would have to invest significant amounts in human resources and fixed assets as well as incur substantial costs with third party providers to provide the same resources provided by Epic and necessary for the operations of the Company.

During Fiscal 2013, an aggregate amount of $31,354 was paid to Epic as reimbursement for costs associated with facility maintenance, engineering and regulatory resources utilized by the Company. During Fiscal 2012, an aggregate amount of $133,003 was paid to Epic as reimbursement for costs associated with facility maintenance, engineering and regulatory resources utilized by the Company.

During Fiscal 2013, the Company incurred a total of $362,347 in contract manufacturing and/or packaging costs to Epic Pharma for the Company’s Phentermine, Hydromorphone, Methadone and Immediate Release Lodrane products. During Fiscal 2012, the Company incurred a total of $275,678 in these costs.

During the fiscal years ended March 31, 2013 and 2012, equipment purchases from Epic totaled $-0- and $52,000, respectively.

Total purchases from Epic by the Company during the fiscal years ended March 31, 2013 and 2012 were $465,181 and $476,323, respectively.

CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK	12 Months Ended
Mar. 31, 2013
Conversions Of Preferred Stock Derivatives To Common Stock [Abstract]
Conversions Of Preferred Stock Derivatives To Common Stock Disclosure [Text Block]
NOTE 27 -	CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK

The Amended Certificate of Designations of the Series B 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series B Preferred Derivatives”), the Series C 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series C Preferred Derivatives”), the Series D 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series D Preferred Derivatives”) and the Series E Convertible Preferred Stock Derivatives (the “Series E Preferred Derivatives”, and together with the Series B Preferred Derivatives, the Series C Preferred Derivatives and the Series D Preferred Derivatives, the “Preferred Derivatives”) include provisions entitling the holders of these Preferred Derivatives to convert shares of the Preferred Derivatives into shares of Common Stock. The Preferred Derivatives are classified as a liability to the Company, and the liability represented by those shares of Preferred Derivatives being converted must be valued at the time of such conversion, with increases/(decreases) in the value of preferred share derivative liabilities being appropriately recorded and reflected in the Other Income section of the Company’s Statement of Operations. The amount of equity recorded as a result of the conversion of Preferred Derivatives is equal to the value of such Preferred Derivatives being converted, at the time of the conversion, with such amount also representing the decrease in the Preferred Share Derivative Liability on the Company’s Balance Sheet.

Conversions of Preferred Derivatives during Fiscal 2013 and Fiscal 2012, are summarized as follows:

	Fiscal 2013	Fiscal 2012
Series B Derivatives
Number of Derivative Shares Converted	797	99
Number of Common Shares issued pursuant to conversion	5,310,387	660,001
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	690,350	$72,600
Change in value of preferred share derivative liability recorded at time of conversion	212,415	$(39,600)
Par value of Common Shares issued	5,310	$660
Additional paid in capital recorded as a result of the conversions	685,040	$71,940

Series C Preferred Derivatives
Number of Derivative Shares Converted	1,291	2,752
Number of Common Shares issued pursuant to conversion	8,606,667	18,346,673
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,204,600	$1,712,667
Change in value of preferred share derivative liability recorded at time of conversion	414,280	$(518,387)
Par value of Common Shares issued	8,607	$18,347
Additional paid in capital recorded as a result of the conversions	1,195,993	$1,694,321

Series D Preferred Derivatives
Number of Derivative Shares Converted	—	4,063
Number of Common Shares issued pursuant to conversion	—	58,042,862
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	—	$9,473,715
Change in value of preferred share derivative liability recorded at time of conversion	—	$4,946,372
Par value of Common Shares issued	—	$58,043
Additional paid in capital recorded as a result of the conversions	—	$9,415,672

Series E Preferred Derivatives
Number of Derivative Shares Converted	388	1,563
Number of Common Shares issued pursuant to conversion	15,946,502	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,275,720	$5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	—	$1,166,521
Par value of Common Shares issued	15,947	$63,444
Additional paid in capital recorded as a result of the conversions	1,259,774	$5,841,754

Total Preferred Derivatives
Number of Derivative Shares Converted	2,475	8,477
Number of Common Shares issued pursuant to conversion	29,863,556	140,493,206
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	3,170,671	$17,164,180
Change in value of preferred share derivative liability recorded at time of conversion	626,696	$5,554,906
Par value of Common Shares issued	29,864	$140,493
Additional paid in capital recorded as a result of the conversions	3,140,807	$17,023,687

CONTINGENCIES	12 Months Ended
Mar. 31, 2013
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
Note 28	CONTINGENCIES

On March 1, 2013, the Company did not renew its Directors and Officers insurance policy. As of the date of filing this Annual Report on Form 10-K, management has not been notified any claims against the Company

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 29 -	SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through June 21, 2013, the date the accompanying financial statements were issued. The following are material subsequent events:

Common shares issued in lieu of cash in payment of derivative interest expense due as of March 31, 2013

Derivative interest expense related to the Preferred Share derivatives due and payable as of March 31, 2013 were paid during April 2013 through the issuance of 358,663 shares of common stock.

Purchase Agreement with Lincoln Park Capital

On April 19, 2013 (subsequent to the end of Fiscal 2013), the Company entered into a purchase agreement (the “Lincoln Park Purchase Agreement”), together with a registration rights agreement (the “Lincoln Park Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”).

Under the terms and subject to the conditions of the Lincoln Park Purchase Agreement, the Company has the right to sell to, and Lincoln Park is obligated to purchase up to $10 million in shares of the Company’s common stock (“Common Stock”), subject to certain limitations, from time to time, over the 36-month period commencing on May 9, 2013, the date that the registration statement which the Company agreed to file with the SEC pursuant to the Lincoln Park Registration Rights Agreement was declared effective by the SEC. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase stock in amounts up to $80,000 on any single business day so long as at least two business days have passed since the most recent purchase, increasing to up to $500,000 per purchase, depending upon the closing sale price of the Common Stock. The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the floor price of $0.07 per share, subject to adjustment. The Company’s sales of shares of Common Stock to Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

In connection with the Purchase Agreement, the Company issued to Lincoln Park 2,929,115 shares of Common Stock and is required to issue up to 2,929,115 additional shares of Common Stock pro rata as the Company requires Lincoln Park to purchase the Company’s shares under the Lincoln Park Purchase Agreement over the term of the agreement. Lincoln Park represented to the Company, among other things, that it was an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Lincoln Park Purchase Agreement and the Lincoln Park Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Lincoln Park Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of Common Stock to Lincoln Park under the Lincoln Park Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, without limitation, market conditions, the trading price of the Common Stock and determinations by the Company as to appropriate sources of funding for the Company and its operations. There are no trading volume requirements or restrictions under the Lincoln Park Purchase Agreement. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as it directs in accordance with the Lincoln Park Purchase Agreement. Lincoln Park has convenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

The net proceeds under the Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to Lincoln Park. The Company expects that any proceeds received by the Company from such sales to Lincoln Park under the Lincoln Park Purchase Agreement will be used for general corporate purposes and working capital requirements.

The foregoing descriptions of the Lincoln Park Purchase Agreement and the Lincoln Park Registration Rights Agreement are qualified in their entirety by reference to the full text of the Lincoln Park Purchase Agreement and the Lincoln Park Registration Rights Agreement, copies of which are attached as Exhibit 10.1 and Exhibit 10.2, respectively, to the Current Report on Form 8-K filed with the SEC on April 22, 2013, with such filing and each exhibit being incorporated herein in its entirety by reference. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements, and may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures exchanged between the parties in connection with execution of the agreements.

A Securities Registration on Form S-1 was filed with the SEC on April 25, 2013 and declared effective by the SEC on May 9, 2013 (the “Lincoln Park Registration Statement”), with such filing being herein incorporated by reference. The requisite Prospectus was filed with the SEC on May 10, 2013, with such filing being herein incorporated by reference.

Issuance of Series G Preferred Stock and Conversion of Series C Preferred Stock

On April 18, 2013, the Company filed a Certificate of Designations with the Nevada Secretary of State designating a new series of convertible preferred stock – Series G Preferred Stock (the “G Preferred Stock”) and setting forth various rights, preferences, restrictions and other matters related to the G Preferred Stock. 1,375 shares were designated as G Preferred Stock, the same number of the then outstanding shares of the Company’s Series C Preferred Stock. On April 19, 2013, the holders of substantially all of the Company’s Series C Preferred Stock exchanged all of their shares of Series C Preferred Stock for an identical number of shares of G Preferred Stock. The various rights, preferences, restrictions and other terms of the G Preferred Stock are substantially the same as those of the Series C Preferred Stock, except that the conversion price of the G Preferred was changed. The foregoing description of the Certificate of Designations is qualified in its entirety by reference to the full text of the Certificate of Designations attached as Exhibit 4.1 to the Current Report on Form 8-K filed with the SEC on April 22, 2013, with such filing and exhibit being herein incorporated by reference.

Conversion of Series G to Common

During the period beginning on April 1, 2013 and up to June 21, 2013, an aggregate of 266 shares of G Preferred Stock were converted into Common Stock, with an aggregate of 3,800,000 shares of Common Stock being issued accordingly.

Shares issued to Lincoln Park

During the period beginning on April 1, 2013 and up to June 21, 2013, an aggregate of 4,785,084 shares of Common Stock were issued to Lincoln Park in accordance with sales of Common Stock made pursuant to the Lincoln Park Purchase Agreement together with the Lincoln Park Registration Rights Agreement.

Initial Shipment of Phentermine Capsules

On April 11, 2013, the Company made the initial shipment of Phentermine HCl capsules 15mg and 30mg, under the license, manufacturing and supply agreement with its sales and marketing partner, triggering a milestone payment. Elite’s sales and marketing partner will distribute the product as part of a multi-product distribution agreement.

A Current Report on Form 8-K was filed with the SEC on April 11, 2013, with such filing being herein incorporated by reference.

Issuance of U.S. Patent for Abuse Resistant Drug Formulation

On April 23, 2013, the Company announced the issuance of U.S. Patent No. 8,425,933, entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof” by the United States Patent and Trademark Office. This is the second issued U.S. patent covering Elite’s abuse resistant technology for opioid products. Elite has additional patents pending in the U.S., Canada and Europe.

A Current Report on Form 8-K was filed with the SEC on April 23, 2013, with such filing being herein incorporated by reference.

Change in Executive Leadership

Effective May 24, 2013, Mr. Chris Dick stepped down as the Company’s President and Chief Operating Officer and as a member of the Board of Directors. Mr. Dick will remain as a consultant with Elite to ensure a smooth transition while the Board of Directors conducts a search for a permanent replacement.

A Current Report on Form 8-K was filed with the SEC on May 21, 2013, with such filing being herein incorporated by reference.

Filing of Citizen Petition with the FDA

On June 10, 2013, the Company submitted a Citizen Petition to the U.S. Food and Drug Administration (the “FDA”) requesting that the FDA make a determination that (a) it is suitable to use the currently approved and marketed ANDA product (ANDA 078648, generic to Drixoral brand) as the Reference Listed Drug (“RLD”) since the current RLD Drixoral brand is no longer available in the marketplace, and (b) that this currently approved and marketed ANDA product is suitable to use as a RLD for an equivalent active ingredient comprised of a different salt.

The filing of the Citizen Petition represents another step forward in the Company’s continuing efforts to reintroduce its extended release brompheniramine maleate and pseudoephedrine hydrochloride to the marketplace.

Citizen petitions are filed to ask that the FDA take, or refrain from taking, a particular action. Any person may file a citizen petition, and any person may comment on a petition that has been filed. Petitions are governed by and must comply with FDA regulations, specifically 21 C.F.R §10.30, as well as the Federal Food, Drug and Cosmetic Act, specifically §355(q), when applicable.

The Company cannot predict when or if the FDA will respond to, or otherwise take any action with respect to, the Citizen Petition.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]	BASIS OF PRESENTATION The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”)
Consolidation, Policy [Policy Text Block]

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries, (collectively the “Company”) including its wholly-owned subsidiary, Elite Laboratories, Inc. (“Elite Labs”) for the years ended March 31, 2013 (“Fiscal 2013”) and 2012 (“Fiscal 2012”). Our Company consolidates all entities that we control by ownership of a majority voting interest. As of March 31, 2013, the financial statements of all wholly-owned entities are consolidated and all significant intercompany accounts are eliminated upon consolidation.

Nature Of Business [Policy Text Block]

NATURE OF BUSINESS

Elite Pharmaceuticals, Inc. was incorporated on October 1, 1997 under the laws of the State of Delaware, and its wholly-owned subsidiary Elite Laboratories, Inc. was incorporated on August 23, 1990 under the laws of the State of Delaware. On January 5, 2012, Elite Pharmaceuticals was reincorporated under the laws of the State of Nevada. Elite Labs engages primarily in researching, developing and licensing proprietary controlled-release drug delivery systems and products. The Company is also equipped to manufacture controlled-release products on a contract basis for third parties and itself if and when the products are approved; however the Company has concentrated on developing orally administered controlled-release products. These products include drugs that cover therapeutic areas for pain, allergy and infection. The Company also engages in research and development activities for the purpose of obtaining Food and Drug Administration approval, and, thereafter, commercially exploiting generic and new controlled-release pharmaceutical products. The Company also engages in contract research and development on behalf of other pharmaceutical companies.

Cash and Cash Equivalents, Policy [Policy Text Block]

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date has not experienced losses on any of its balances.

Inventory, Policy [Policy Text Block]	INVENTORIES Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

LONG-LIVED ASSETS

The Company periodically evaluates the fair value of long-lived assets, which include property and equipment and intangibles, whenever events or changes in circumstances indicate that its carrying amounts may not be recoverable. Such conditions may include an economic downturn or a change in the assessment of future operations. A charge for impairment is recognized whenever the carrying amount of a long-lived asset exceeds its fair value. Management has determined that no impairment of long-lived assets has occurred.

Property and equipment are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from five to forty years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Upon retirement or other disposition of assets, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss, if any, is recognized in income.

Costs incurred to acquire intangible assets such as for the application of patents and trademarks are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent and trademarks. Such costs are charged to expense if the patent or trademark is unsuccessful.

Research and Development Expense, Policy [Policy Text Block]	RESEARCH AND DEVELOPMENT Research and development expenditures are charged to expense as incurred.
Concentration Risk, Credit Risk, Policy [Policy Text Block]

CONCENTRATION OF CREDIT RISK

The Company maintains cash balances, which, at times, may exceed the amounts insured by the Federal Deposit Insurance Corp. Uninsured balances at March 31, 2013 are $369,023. Management does not believe that there is any significant risk of losses.

The Company in the normal course of business extends credit to its customers based on contract terms and performs ongoing credit evaluations. An allowance for doubtful accounts due to uncertainty of collection is established based on historical collection experience. Amounts are written off when payment is not received after exhaustive collection efforts. During Fiscal 2013 and Fiscal 2012 the Company generated all its revenues from six companies. The termination of the contracts with either of such four companies will result in the loss of a significant amount of revenues currently being earned.

Use of Estimates, Policy [Policy Text Block]

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the recognition of revenue, the amount of the allowance for doubtful accounts receivable and the fair value of intangible assets, stock-based awards and derivatives.

Income Tax, Policy [Policy Text Block]

INCOME TAXES

The Company uses the liability method for reporting income taxes, under which current and deferred tax liabilities and assets are recorded in accordance with enacted tax laws and rates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Under the liability method, the amounts of deferred tax liabilities and assets at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered. Further tax benefits are recognized when it is more likely than not, that such benefits will be realized. Valuation allowances are provided to reduce deferred tax assets to the amount considered likely to be realized.

GAAP prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. GAAP requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. No adjustments related to uncertain tax positions were recognized during Fiscal 2013 and Fiscal 2012.

The Company recognizes interest and penalties related to uncertain tax positions as a reduction of the income tax benefit. No interest and penalties related to uncertain tax positions were accrued as of March 31, 2013 and March 31, 2012.

The Company operates in multiple tax jurisdictions within the United States of America. Although we do not believe that we are currently under examination in any of our major tax jurisdictions, we remain subject to examination in all of our tax jurisdiction until the applicable statutes of limitation expire. As of March 31, 2013, a summary of the tax years that remain subject to examination in our major tax jurisdictions are: United States – Federal, 2009 and forward, and State, 2005 and forward. The Company did not record unrecognized tax positions for the years ended March 31, 2013 and 2012.

Earnings Per Share, Policy [Policy Text Block]

EARNINGS PER COMMON SHARE

Basic earnings per common share is calculated by dividing net earnings by the weighted average number of shares outstanding during each period presented. Diluted earnings per share are calculated by dividing earnings by the weighted average number of shares and common stock equivalents. The Company’s common stock equivalents consist of options, warrants and convertible securities.

Revenue Recognition, Policy [Policy Text Block]

REVENUE RECOGNITION

Revenues earned under manufacturing agreements with other pharmaceutical companies are recognized on the date of shipment of the product, when title for the goods is transferred, and for which the price is agreed to and it has been determined that collectability is reasonably assured.

Revenues derived from royalties and profit splits are recognized when such are reasonably estimable and collectible. Revenues from royalties and profit splits which cannot be reasonably estimated are recognized when the payment is received.

Revenues derived from providing research and development services under contracts with other pharmaceutical companies are recognized when earned. These contracts provide for non-refundable upfront and milestone payments. Because no discrete earnings event has occurred when the upfront payment is received, that amount is deferred until the achievement of a defined milestone. Each nonrefundable milestone payment is recognized as revenue when the performance criteria for that milestone have been met. Under each contract, the milestones are defined, substantive effort is required to achieve the milestone, the amount of the non-refundable milestone payment is reasonable, commensurate with the effort expended, and achievement of the milestone is reasonably assured.

Revenues earned by licensing certain pharmaceutical products developed by the Company are recognized at the beginning of a license term when the Company’s customer has legal right to the use of the product. Revenues are recognized on licensing income on a straight line basis over the life of the licensing agreement.

Treasury Stock Policy [Policy Text Block]	TREASURY STOCK The Company records common shares purchased and held in treasury at cost.
Fair Value of Financial Instruments, Policy [Policy Text Block]

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of current assets and liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of noncurrent assets are reasonable estimates of their fair values based on management’s evaluation of future cash flows. The long-term liabilities are carried at amounts that approximate fair value based on borrowing rates available to the Company for obligations with similar terms, degrees of risk and remaining maturities.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

STOCK-BASED COMPENSATION

The Company accounts for all stock-based payments and awards under the fair value based method. Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments on an accelerated basis. The cost of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. Share based awards granted to employees with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments to employees that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their vesting period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

The compensation expense recognized for the years ended March 31, 2013 and 2012 was $45,866 and $24,453, respectively.

Fair Value Measurement, Policy [Policy Text Block]

FAIR VALUE MEASUREMENTS

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the reporting entity’s own assumptions.

New Accounting Pronouncements, Policy [Policy Text Block]

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

The Company believes that all recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future either will not have an impact on its accounting or reporting or that such impact will not be material to its financial statements.

INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are recorded at the lower of cost or market.  Inventories at March 31, 2013 and 2012 consist of the following:

	2013	2012
Finished Goods	$—	$—
Work-in-Process	676,726	25,200
Raw Materials	774,758	373,020
	1,451,484	398,220
Less: Inventory Valuation Reserve	(93,338)	(93,338)
	$1,358,146	$304,882

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment at March 31, 2013 and 2012 consists of the following:

	2013	2012
Laboratory manufacturing, and warehouse equipment	$5,563,694	$5,448,732
Office equipment	67,414	64,927
Furniture and fixtures	49,804	49,804
Transportation equipment	66,855	66,855
Land, building and improvements	3,349,696	3,314,138
	9,097,463	8,944,456
Less: Accumulated depreciation and amortization	(5,068,522)	(4,659,670)
	$4,028,941	$4,284,786

INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

As of March 31, 2013 and 2012, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2013	2012
Intangible assets at beginning of fiscal year
Patent application costs	192,848	147,556
ANDA acquisitions	450,000	450,000
Less: Accumulated Amortization	—	—
Net Intangible Assets at beginning of fiscal year	642,848	597,556

Intangible asset costs capitalized during the fiscal year
Patent application costs	51,578	45,292
ANDA acquisition costs		—
Total cost of intangible assets capitalized	51,578	45,291

Amortization of intangible assets during fiscal year
Patent application costs	—	—
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	—

Impairment of intangible assets during the fiscal year
Patent application costs	—	—
ANDA acquisition costs	—	—
Accumulated amortization of impaired assets	—	—
Net impairment of intangible assets	—	—

Intangible assets at end of fiscal year
Patent application costs	244,424	192,848
Trademarks		—
ANDA acquisition costs	450,000	450,000
Less: Accumulated Amortization		—
Net Intangible Assets	$694,424	$642,848

NJEDA BONDS (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Bond Issuance [Table Text Block]

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

Schedule Of Maintenance Of Debt Service Reserve Fund [Table Text Block]

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a Debt Service Reserve Fund as follows:

Description	Amount
Series A Note Proceeds	366,000
Series B Note Proceeds	49,500
Total	415,500

Bond Issue Costs and Amortization [Table Text Block]

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds. These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2012	Amortization Expense Current YTD	Balances As of Current Balance Sheet Date
Bond Issue Costs	$354,453		$354,453
Accumulated Amortization	(93,030)	(14,489)	(107,519)
Unamortized Balance	$261,423		$246,934

Debt Service Reserve Withdrawals Made For Njeda Bonds [Table Text Block]

Due to the Company not having sufficient funds, the following withdrawals were made from the debt service reserve, with the funds being used to make interest payments due to the holders of the NJEDA Bonds:

Payment Date	Amount
March 1, 2009	$120,775
September 1, 2009	120,775
March 1, 2010	113,075
September 1, 2010	113,075
March 1, 2011	113,075
September 1, 2011	113,075
March 1, 2012	113,075
September 1, 2012	113,075
March 1, 2013	113,075

Due to the Company not having sufficient funds, a the following withdrawal was made from the debt service reserve, with the funds being used to make a principal payment due to the holders of the NJEDA Bonds:

Payment Date	Amount
September 1, 2009	$210,000

Debt Service Reserve Additional Withdrawals Made For Njeda Bonds [Table Text Block]
These principal payments are summarized as follows:

Payment Date	Amount
September 1, 2010	$225,000	(1)
September 1, 2011	470,000	(2)
September 1, 2012	730,000	(3)

(1)	The Company request to withdraw funds from the debt service reserve to pay the amount due on September 1, 2010 was denied by the Trustee and accordingly, the principal payment due on such date was not made.
(2)	The principal payment due on September 1, 2011, included the amount due and September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2011 was not made.
(3)	The principal payment due on September 1, 2012, included the amount due and September 1, 2011 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2012 was not made.

Schedule of Securities Financing Transactions [Table Text Block]

Bond financing consisting of the following, as of March 31,

	2013	2012

Refinanced NJEDA Bonds	$3,385,000	$3,385,000

Current portion	(3,385,000)	(3,385,000

Long term portion, net of current maturities	$—	$—

Schedule of Maturities of Long-term Debt [Table Text Block]	Maturities of Bonds for the next five years are as follows:
YEAR ENDING MARCH 31,	AMOUNT
2014	915,000
2015	195,000
2016	210,000
2017	220,000
2018	85,000
Thereafter	1,760,000
$3,385,000

LOANS PAYABLE AND LONG TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Loans Payable and Long Term Debt [Table Text Block]

Loans payable and long term debt consisted of the following:

	March 31, 2013		March 31, 2012
	Current	Long- Term	Current	Long- Term
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan	$—	$—	$6,923	$—

Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014	6,295	—	6,393	6,295

Balance due on Treppel Credit Line	600,000	—	—	—

TOTAL	$606,295	$—	$13,316	$6,295

LEASES OF RENTAL PROPERTIES (Tables)	12 Months Ended
Mar. 31, 2013
Leases, Operating [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

The following leases for rental properties were operative during the year ended March 31, 2013:

135 Ludlow Ave (see note 10)
Effective Date	July 1, 2010

Termination Date	December 31, 2015

Lease term	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2012 Fiscal Year	$90,338
Rent expense for the 2013 Fiscal Year	$90,338

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
Fiscal year ended March 31, 2018	90,894
$435,972

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

Schedule of Rent Expense [Table Text Block]

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue
	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012
Rent Expense	$90,338	$90,338

Actual lease payments	81,228	79,248

Increase in deferred rent liability	9,110	11,090

Balance of deferred rent liability	68,263	59,154

RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]

Activity on the Treppel Credit Line Agreement during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Balance of Credit Line at beginning of Fiscal Year	$—	$—
Draws on credit line	600,000	—
Repayment of credit line	—	—
Balance of Credit Line at end of Fiscal Year	$600,000	$—

Interest expense accrued	$22,493	$—
Interest expense paid	9,342	—
Interest owed as of March 31,	$13,151	$—

DERIVATIVE LIABILITIES - PREFERRED SHARES (Tables)	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2013 and March 31, 2012, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal 2013
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2013	—	1,375	1,800	3,175

Underlying common shares into which Preferred may convert	—	9,166,669	74,074,075	83,240,744

Closing price on valuation date	$0.0761	$0.0761	$0.0761	$0.0761

Preferred stock derivative liability at March 31, 2013	$—	$697,584	$5,637,037	$6,334,621

Change in preferred stock derivative liability for Fiscal 2013				$561,684

Preferred Stock Derivative Liabilities – Fiscal 2012
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

Change in preferred stock derivative liability for Fiscal 2012				$11,227,957

DERIVATIVE LIABILITIES - WARRANTS (Tables)	12 Months Ended
Mar. 31, 2013
Derivative Liabilities Warrants Disclosure [Abstract]
Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2013		Fiscal Year 2012
	Warrant Shares	Weighted Average Exercise Price	Warrant Shares	Weighted Average Exercise Price
Balance at beginning of year	161,478,979	$0.09	155,325,048	$0.15

Warrants issued	—	—	4,000,000	$0.06

Warrant Adjustments	—	—	3,379,551	—

Warrant exercises, forfeited or expired	22,134,040	$0.20	1,225,620	$3.00

Ending Balance	139,344,939	$0.08	161,478,979	$0.09

Schedule Of Warrants Valuation Assumptions [Table Text Block]

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model, a level 3 fair value hierarchy using the following assumptions:

	March 31 2013	March 31 2012
Risk-Free interest rate	.04% - .77%	.05% - 1.3%
Expected volatility	106% - 168%	57% - 181%
Expected life (in years)	0.5 – 5.1	0.1 – 6.1
Expected dividend yield	—	—
Number of warrants	139,344,939	161,478,979

Fair value – Warrant Derivative Liability	$7,862,848	$11,987,222

Change in warrant derivative liability for the twelve months ended	$(4,089,491)	$1,444,075

Schedule Of Warrants Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]

The following table summarizes, as of March 31, 2013, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs

(Level 3)

	Fiscal 2013	Fiscal 2012
Balance at Beginning of Fiscal Year	$11,987,222	$10,543,145
Warrants Issued	—	815,761
Warrants Exercised	(707,216)	—
Change in fair value of warrant liability	(3,417,158)	628,316
Balance at End of Fiscal Year	7,862,848	$11,987,222

BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES (Tables)	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Schedule Of Beneficial Conversion Feature Of Series E Preferred Shares [Table Text Block]

The valuation of the beneficial conversion feature, and detachable warrants, where applicable, for Series E Preferred Share issuances during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Series E Shares Issued	437.5	250
Detachable Warrants Issued	—	—
Gross Proceeds Received	$437,500	$250,000

Gross Valuation of Warrants Issued	—	—
Gross Valuation of Beneficial Conversion	$437,500	$763,619

Proceeds Allocated to Warrants	—	—
Proceeds Allocated to Beneficial Conversion Feature	$437,500	$250,000
Total Allocation of Proceeds	$437,500	$250,000

COMMON STOCK (Tables)	12 Months Ended
Mar. 31, 2013
Common Stock [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]

During Fiscal Years 2013 and 2012, the Company issued a total of 42,844,221 shares and 151,104,071 shares of Common Stock, respectively, with such issuances of Common Stock being summarized as follows:

Description	Fiscal Year 2013	Fiscal Year 2012

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $182,684 and $636,179 for Fiscal 2013 and Fiscal 2012, respectively	1,860,943	8,410,374

Common Shares issued pursuant to the conversion of Series B, Series C, and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $3,170,670 and $17,164,181, for Fiscal 2013 and Fiscal 2012, respectively, at the time of their conversion.	29,863,563	140,493,195

Common Shares issued in payment of Director’s fees totaling $96,047 and $145,894 for Fiscal 2013 and Fiscal 2013, respectively	1,200,588	1,505,613

Common shares issued in payment of employee salaries totaling $50,072 and $67,336 for Fiscal 2013 and Fiscal 2012, respectively.	625,900	694,889

Common shares issued pursuant to warrants exercised	9,293,227	—

Total Common Shares issued during Fiscal 2013 and 2012	42,844,221	151,104,071

Common Shares outstanding at March 31,	374,493,949	331,649,738

PER SHARE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share Basic [Table Text Block]

Basic EPS is calculated as follows:

	Fiscal Year 2013	Fiscal Year 2012
Numerator
Net Income (Loss) attributable to common shareholders	$1,487,928	$(15,167,289)

Denominator
Weighted average shares of common stock outstanding	349,075,642	259,163,279

Net (Loss) per Share – Basic	$0.00	$(0.06)

Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2012 ( in accordance with GAAP)
Stock Options	—	2,999,000

Convertible Preferred Stock	—	94,512,298

Warrants	—	161,478,979

Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share Diluted [Table Text Block]

Diluted EPS (for Fiscal 2013) is calculated as follows:

Fiscal Year 2013
Numerator
Net Income attributable to common shareholders	$1,487,928
Adjustments to Net Income
Reversal of Change in Value of Preferred Share Derivatives	561.684
Reversal of Change in Value of Warrant Derivatives	(4,089,491)
Reversal of Derivative Interest Expense	139,219

Net loss attributable to common shareholders on a diluted basis	$(1,900,660)

Denominator
Weighted average shares of common stock outstanding	349,075,642
Dilutive effects of convertible preferred stock, warrants and options
Convertible preferred Stock	83,240,744
Warrants	94,421,813
Stock Options	141,919
Weighted average shares outstanding – diluted	526,880,118

Diluted EPS	$(0.00)

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

Stock option based employee compensation is summarized as follows:

	Fiscal Year 2013	Fiscal Year 2012

Non-cash compensation expense related to the 2010 Options	$17,405	$24,453

Non-cash compensation expense related to the 2013 Options	28,461	—

Total non-cash compensation through the issuance of stock options	$45,866	$24,453

STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2013		Fiscal Year 2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,999,000	$1.53	3,057,000	$1.51

Options Granted	985,000	$0.12	—	—

Options Exercised	—	—	—	—

Options Expired/Forfeited	(45,000)	$1.59	(58,000)	$0.10

Outstanding at end of year	3,939,000	$0.86	2,999,000	$1.53

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The following table summarizes information about stock options outstanding at March 31, 2013:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01 – 1.00	1,890,000	8.3	$0.11	905,000	$0.09
1.01 – 2.00	99,000	4.8	$1.08	99,000	$1.08
2.01 – 3.00	1,950,000	3.2	$2.22	1,450,000	$2.21

$ 0.01 – 3.00	3,939,000	5.5	$1.18	2,454,000	$1.38

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2013	2012
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(6,099)	$(2,849)
Deferred		—

Sale of New Jersey Net Operating Losses	359,817	$486,801

Net Credit for Income Taxes	$353,718	$483,952

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The Major components of deferred tax assets and liabilities at March 31, 2013 and 2012 are as follows:

	March 31,
	2013	2012
Federal
Net Operating Loss Carry forward	$17,968,000	$16,826,617
Valuation Allowance	(17,968,000)	(16,826,617)
	$—	$—

State
Net Operating Loss Carryforwards	$2,420,000	$897,589
Valuation Allowance	(2,420,000)	897,589
	$—	$—

CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK (Tables)	12 Months Ended
Mar. 31, 2013
Conversions Of Preferred Stock Derivatives To Common Stock [Abstract]
Schedule of Conversions of Stock [Table Text Block]

Conversions of Preferred Derivatives during Fiscal 2013 and Fiscal 2012, are summarized as follows:

	Fiscal 2013	Fiscal 2012
Series B Derivatives
Number of Derivative Shares Converted	797	99
Number of Common Shares issued pursuant to conversion	5,310,387	660,001
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	690,350	$72,600
Change in value of preferred share derivative liability recorded at time of conversion	212,415	$(39,600)
Par value of Common Shares issued	5,310	$660
Additional paid in capital recorded as a result of the conversions	685,040	$71,940

Series C Preferred Derivatives
Number of Derivative Shares Converted	1,291	2,752
Number of Common Shares issued pursuant to conversion	8,606,667	18,346,673
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,204,600	$1,712,667
Change in value of preferred share derivative liability recorded at time of conversion	414,280	$(518,387)
Par value of Common Shares issued	8,607	$18,347
Additional paid in capital recorded as a result of the conversions	1,195,993	$1,694,321

Series D Preferred Derivatives
Number of Derivative Shares Converted	—	4,063
Number of Common Shares issued pursuant to conversion	—	58,042,862
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	—	$9,473,715
Change in value of preferred share derivative liability recorded at time of conversion	—	$4,946,372
Par value of Common Shares issued	—	$58,043
Additional paid in capital recorded as a result of the conversions	—	$9,415,672

Series E Preferred Derivatives
Number of Derivative Shares Converted	388	1,563
Number of Common Shares issued pursuant to conversion	15,946,502	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,275,720	$5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	—	$1,166,521
Par value of Common Shares issued	15,947	$63,444
Additional paid in capital recorded as a result of the conversions	1,259,774	$5,841,754

Total Preferred Derivatives
Number of Derivative Shares Converted	2,475	8,477
Number of Common Shares issued pursuant to conversion	29,863,556	140,493,206
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	3,170,671	$17,164,180
Change in value of preferred share derivative liability recorded at time of conversion	626,696	$5,554,906
Par value of Common Shares issued	29,864	$140,493
Additional paid in capital recorded as a result of the conversions	3,140,807	$17,023,687

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash, Uninsured Amount	$ 369,023
Stock Or Unit Option Plan Expense	$ 45,866	$ 24,453

MANAGEMENT'S LIQUIDITY PLANS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net Income (Loss) Attributable To Parent	$ 1,487,928	$ (15,058,274)
Working Capital Deficiency	2,800,000
Retained Earnings (Accumulated Deficit)	(128,431,375)	(129,919,303)
Assets	11,125,133	10,311,717
Stockholders' Equity Attributable To Parent	(8,673,385)	(14,983,682)	(17,871,280)
Total Allocation of Proceeds	437,500	250,000
Cash and Cash Equivalents, At Carrying Value	369,023	668,407	1,825,858
Proceeds from Warrant Exercises	564,500
Line Of Credit Facility, Amount Outstanding	600,000	0	0
Lpc Agreement [Member] | Subsequent Event [Member]
Obligation To Purchase Common Stock Value On Issue	10,000,000
Maximum Common Stock Value Directed To Purchase	80,000
Purchase Of Common Stock Increasing Value Per Purchase	500,000
Common Stock Floor Price Per Share	$ 0.07
Maximum Percentage To Purchase Common Stock Shares	9.99%
Estimated Proceeds From Sale Of Common Stock	10,000,000
Treppel Credit Line [Member]
Line of Credit Facility, Interest Rate During Period	10.00%
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000

INVENTORIES (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Finished Goods	$ 0	$ 0
Work-in-Process	676,726	25,200
Raw Materials	774,758	373,020
Inventory, Gross	1,451,484	398,220
Less: Inventory Valuation Reserve	(93,338)	(93,338)
Total Inventory	$ 1,358,146	$ 304,882

INVENTORIES (Details Textual) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Inventory Valuation Reserves	$ 93,338	$ 93,338

PROPERTY AND EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment, Gross	$ 9,097,463	$ 8,944,456
Less: Accumulated depreciation and amortization	(5,068,522)	(4,659,670)
Property, Plant and Equipment, Net	4,028,943	4,284,786
Laboratory Manufacturing and Warehouse Equipment [Member]
Property, Plant and Equipment, Gross	5,563,694	5,448,732
Office Equipment [Member]
Property, Plant and Equipment, Gross	67,414	64,927
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	49,804	49,804
Transportation Equipment [Member]
Property, Plant and Equipment, Gross	66,855	66,855
Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Gross	$ 3,349,696	$ 3,314,138

PROPERTY AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Depreciation and amortization	$ 423,340	$ 484,151

INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets	$ 642,848	$ 597,556
Costs Capitalized During Current Quarter	51,578	45,291
Amortization of Intangible Assets During Current Quarter	0	0
Impairment of Intangible Assets, Finite-lived	0	0
Less: Accumulated Amortization	0	0
Less: Accumulated Amortization	0	0
Intangible Assets	694,426	642,848
Patent Application Cost [Member]
Intangible Assets	192,848	147,556
Costs Capitalized During Current Quarter	51,578	45,292
Amortization of Intangible Assets During Current Quarter	0	0
Impairment of Intangible Assets, Finite-lived	0	0
Intangible Assets	244,424	192,848
ANDA Acquisition Cost [Member]
Intangible Assets	450,000	450,000
Costs Capitalized During Current Quarter		0
Amortization of Intangible Assets During Current Quarter	0	0
Impairment of Intangible Assets, Finite-lived	0	0
Intangible Assets	450,000	450,000
Trademarks [Member]
Intangible Assets		$ 0

INVESTMENT IN NOVEL LABORATORIES INC. (Details Textual) (USD $)	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2006 Novel Laboratories Inc [Member]	Mar. 31, 2010 Wolters Kluwer [Member]
Noncontrolling Interest, Ownership Percentage by Parent				10.00%
Total Revenues	$ 3,403,526	$ 2,424,118			$ 80,000,000
Investment in Novel Laboratories, Inc.	$ 3,329,322	$ 3,329,322	$ 3,329,322

NJEDA BONDS (Details) (USD $)	1 Months Ended
Aug. 31, 2005
Series A Note [Member]
Principal Amount On Issue Date	$ 3,660,000
Interest Rate	6.50%
Maturity	Sep 1, 2030
Series B Note [Member]
Principal Amount On Issue Date	$ 495,000
Interest Rate	9.00%
Maturity	Sep 1, 2012

NJEDA BONDS (Details 1) (USD $)	12 Months Ended
Mar. 31, 2013
Proceeds from Issuance of Debt	$ 415,500
Series A Note Proceeds [Member]
Proceeds from Issuance of Debt	366,000
Series B Note Proceeds [Member]
Proceeds from Issuance of Debt	$ 49,500

NJEDA BONDS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Bond [Member]
Bond Issue Costs	$ 354,453	$ 354,453
Accumulated Amortization	(107,519)	(93,030)
Unamortized Balance	246,934	261,423
Amortization Expense Current Quarter			$ (14,489)

NJEDA BONDS (Details 3) (NJEDA Bonds [Member], USD $)	Mar. 01, 2013	Sep. 01, 2012	Mar. 01, 2012	Sep. 01, 2011	Mar. 01, 2011	Sep. 01, 2010	Mar. 01, 2010	Sep. 01, 2009	Mar. 01, 2009
Interest Payment [Member]
Restricted Cash and Cash Equivalents	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 120,775	$ 120,775
Principal Payment [Member]
Restricted Cash and Cash Equivalents								$ 210,000

NJEDA BONDS (Details 4) (NJEDA Bonds [Member], USD $)	Sep. 01, 2012		Sep. 01, 2011		Sep. 01, 2010
NJEDA Bonds [Member]
Principal Amount On Issue Date	$ 730,000	[1]	$ 470,000	[2]	$ 225,000	[3]

[1]	The principal payment due on September 1, 2012, included the amount due and September 1, 2011 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2012 was not made.
[2]	The principal payment due on September 1, 2011, included the amount due and September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2011 was not made.
[3]	The Company request to withdraw funds from the debt service reserve to pay the amount due on September 1, 2010 was denied by the Trustee and accordingly, the principal payment due on such date was not made.

NJEDA BONDS (Details 5) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Refinanced NJEDA Bonds	$ 3,385,000	$ 3,385,000
Current portion	(3,385,000)	(3,385,000)
Long term portion, net of current maturities	$ 0	$ 0

NJEDA BONDS (Details 6) (USD $)	Mar. 31, 2013	Mar. 31, 2012
2014	$ 915,000
2015	195,000
2016	210,000
2017	220,000
2018	85,000
Thereafter	1,760,000
Refinanced NJEDA Bonds	$ 3,385,000	$ 3,385,000

LOANS PAYABLE AND LONG TERM DEBT (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan, Current	$ 0	$ 6,923
Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014, Current	6,295	6,393
Balance due on Treppel Credit Line, Current	600,000	0
Short Term Loans and Current Portion Of Long Term Debt	606,296	13,316
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan, Long - Term	0	0
Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014, Long - Term	0	6,295
Balance due on Treppel Credit Line (note 2)	0	0
Short Term Loans and Non Current Portion Of Long Term Debt	$ 0	$ 6,295

LOANS PAYABLE AND LONG TERM DEBT (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2013
Notes Payable To Banks [Member]
Debt Instrument, Frequency of Periodic Payment	monthly
Debt Instrument Number Of Installments	60 monthly installments
Debt Instrument, Periodic Payment	$ 1,180
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument, Maturity Date	Sep 30, 2012
Capital Lease Obligations [Member]
Debt Instrument Number Of Installments	24 payments
Debt Instrument, Periodic Payment	$ 594
Debt Instrument, Maturity Date	Mar 31, 2014

LEASES OF RENTAL PROPERTIES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Effective Date	Jul 1, 2010
Termination Date	Dec 31, 2015
Lease term	5 years with 2 tenant renewal options for 5 years each
Rent expense for the Fiscal Year	$ 90,338		$ 90,338
Minimum 5 Year Lease Payments
Fiscal year ended March 31, 2014	83,259	[1]
Fiscal year ended March 31, 2015	85,344	[1]
Fiscal year ended March 31, 2016	87,363	[1]
Fiscal year ended March 31, 2017	89,112	[1]
Fiscal year ended March 31, 2018	90,894	[1]
Total Minimum 5 year lease payments	$ 435,972	[1]

[1]	Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

LEASES OF RENTAL PROPERTIES (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Rent Expense	$ 90,338	$ 90,338
Actual lease payments	81,228	79,248
Increase in deferred rent liability	9,112	11,090
Balance of deferred rent liability	$ 68,263	$ 59,154

LEASE OF 135 LUDLOW AVENUE (Details Textual)	12 Months Ended
Mar. 31, 2013 sqft
Area of Land	15,000
Effective Date	Jul 1, 2010
Lease Term	5 years 6 months
Lease Renewal Term	5 years

LEASE TERMINATION COSTS - 135 LUDLOW AVENUE (Details Textual) (USD $)	Mar. 31, 2013
Lease Termination Cost Payable	$ 50,000

DEFERRED REVENUES (Details Textual) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Total Deferred Revenues as of Current Balance Sheet Date	$ 165,556
Deferred revenues - current	13,333	13,333
Deferred revenues	152,223	165,558
Advance payment received	$ 200,000

RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Balance of Credit Line at beginning of Fiscal Year	$ 0	$ 0
Draws on credit line	600,000	0
Repayment of credit line	0	0
Balance of Credit Line at end of Fiscal Year	600,000	0
Interest expense accrued	22,493	0
Interest expense paid	237,874	228,317
Interest owed as of March 31,	$ 13,151	$ 22,493

PREFERRED SHARE DERIVATIVE INTEREST PAYABLE (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Preferred share derivative interest payable	$ 27,500	$ 70,966
Stock Issued During Period, Shares, Issued for Cash	358,663	802,789

DERIVATIVE LIABILITIES - PREFERRED SHARES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Preferred shares Outstanding	3,175	5,213
Underlying common shares into which Preferred may convert	83,240,744	94,512,297
Closing price on valuation date	$ 0.0761	$ 0.09
Preferred stock derivative liability	$ 6,334,621	$ 8,506,106
Change in preferred stock derivative liability	561,684	11,227,957
Series B Preferred Stock [Member]
Preferred shares Outstanding	0	797
Underlying common shares into which Preferred may convert	0	5,310,393
Closing price on valuation date	$ 0.0761	$ 0.09
Preferred stock derivative liability	0	477,935
Series C Preferred Stock [Member]
Preferred shares Outstanding	1,375	2,666
Underlying common shares into which Preferred may convert	9,166,669	17,773,333
Closing price on valuation date	$ 0.0761	$ 0.09
Preferred stock derivative liability	697,584	1,599,600
Series E Preferred Stock [Member]
Preferred shares Outstanding	1,800	1,750
Underlying common shares into which Preferred may convert	74,074,075	71,428,571
Closing price on valuation date	$ 0.0761	$ 0.09
Preferred stock derivative liability	$ 5,637,037	$ 6,428,571

DERIVATIVE LIABILITIES - WARRANTS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Balance at beginning of year	161,478,979	155,325,048
Warrants issued	0	4,000,000
Warrant Adjustments	0	3,379,551
Warrant exercises, forfeited or expired	22,134,040	1,225,620
Balance at end of year	139,344,939	161,478,979
Weighted Average Exercise Price, Balance at beginning of year	$ 0.09	$ 0.15
Weighted Average Exercise Price, Warrants issued (in dollars per share)	$ 0	$ 0.06
Weighted Average Exercise Price, Warrant Adjustments (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price, Warrant exercises, forfeited or expired (in dollars per share)	$ 0.2	$ 3
Weighted Average Exercise Price, Ending Balance	$ 0.08	$ 0.09

DERIVATIVE LIABILITIES - WARRANTS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of warrants	139,344,939	161,478,979	155,325,048
Fair value - Warrant Derivative Liability	$ 7,862,848	$ 11,987,222	$ 10,543,145
Change in warrant derivative liability for the twelve months ended	4,089,491	(1,444,075)
Warrant [Member]
Expected dividend yield	0.00%	0.00%
Number of warrants	139,344,939	161,478,979
Fair value - Warrant Derivative Liability	7,862,848	11,987,222
Change in warrant derivative liability for the twelve months ended	$ (4,089,491)	$ 1,444,075
Warrant [Member] | Minimum [Member]
Risk-Free interest rate	0.04%	0.05%
Expected volatility	106.00%	57.00%
Expected life (in years)	6 months	1 month 6 days
Warrant [Member] | Maximum [Member]
Risk-Free interest rate	0.77%	1.30%
Expected volatility	168.00%	181.00%
Expected life (in years)	5 years 1 month 6 days	6 years 1 month 6 days

DERIVATIVE LIABILITIES - WARRANTS (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Balance at Beginning of Fiscal Year	$ 11,987,222	$ 10,543,145
Warrants Issued	0	815,761
Warrants Exercised	(707,216)	0
Change in fair value of warrant liability	(3,417,158)	628,316
Balance at End of Fiscal Year	$ 7,862,848	$ 11,987,222

DERIVATIVE LIABILITIES - WARRANTS (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2013
Minimum [Member]
Derivative Liability Warrants Maturity Period	5 years
Derivative Liability Warrants Exercise Price	$ 0.0625
Maximum [Member]
Derivative Liability Warrants Maturity Period	7 years
Derivative Liability Warrants Exercise Price	$ 0.25

BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Series E Shares Issued	437.5	250
Detachable Warrants Issued	0	0
Gross Proceeds Received	$ 437,500	$ 250,000
Gross Valuation of Warrants Issued	0	0
Gross Valuation of Beneficial Conversion	437,500	763,619
Proceeds Allocated to Warrants	0	0
Proceeds Allocated to Beneficial Conversion Feature	437,500	250,000
Total Allocation of Proceeds	$ 437,500	$ 250,000

COMMON STOCK (Details) (Common Stock [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Common Stock [Member]
Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $182,684 and $636,179 for Fiscal 2013 and Fiscal 2012, respectively	1,860,943	8,410,374
Common Shares issued pursuant to the conversion of Series B, Series C, and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $3,170,670 and $17,164,181, for Fiscal 2013 and Fiscal 2012, respectively, at the time of their conversion.	$ 29,863,563	$ 140,493,195
Common Shares issued in payment of Director's fees totaling $96,047 and $145,894 for Fiscal 2013 and Fiscal 2013, respectively	1,200,588	1,505,613
Common shares issued in payment of employee salaries totaling $50,072 and $67,336 for Fiscal 2013 and Fiscal 2012, respectively.	625,900	694,889
Common shares issued pursuant to warrants exercised	9,293,227	0
Total Common Shares issued during Fiscal 2013 and 2012	42,844,221	151,104,071
Common Shares outstanding at March 31	374,493,959	331,649,738	180,545,657

COMMON STOCK (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Preferred share derivative interest satisfied by the issuance of common stock	$ 182,684	$ 636,179
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	3,170,671	17,164,180
Common shares issued in payment of Directors' Fees	96,047	145,894
Common shares issued in payment of employee salaries	$ 50,072	$ 67,336

PER SHARE INFORMATION (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net Income (loss) attributable to common shareholders	$ 1,487,928	$ (15,167,289)
Denominator
Weighted-average shares of common stock outstanding (in shares)	349,075,642	259,163,279
Net (Loss) per Share - Basic (in dollas per share)	$ 0	$ (0.06)
Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2012 ( in accordance with GAAP)
Stock Options (in shares)	0	2,999,000
Convertible Preferred Stock (in shares)	0	94,512,298
Warrants (in shares)	0	161,478,979

PER SHARE INFORMATION (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net Income attributable to common shareholders	$ 1,487,928	$ (15,058,274)
Adjustments to Net Income
Reversal of Change in Value of Preferred Share Derivatives	561,684
Reversal of Change in Value of Warrant Derivatives	(4,089,491)
Reversal of Derivative Interest Expense	139,219
Net loss attributable to common shareholders on a diluted basis	$ (1,900,660)
Denominator
Weighted average shares of common stock outstanding	349,075,642	259,163,279
Dilutive effects of convertible preferred stock, warrants and options
Convertible preferred Stock	0	94,512,298
Warrants	94,421,813
Stock Options	0	2,999,000
Weighted average shares outstanding - diluted	526,880,118	259,163,279
Diluted EPS	$ 0	$ (0.06)

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Non-cash compensation through issuance of stock options	$ 45,866	$ 24,453
Stock Options Granted During Fiscal Year 2010 [Member]
Non-cash compensation through issuance of stock options	17,405	24,453
Stock Options Granted During Fiscal Year 2013 [Member]
Non-cash compensation through issuance of stock options	$ 28,461	$ 0

STOCK-BASED COMPENSATION (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2010
Directors Fees	$ 27,500		$ 130,000		$ 130,000
Common shares issued in payment of Directors' Fees		96,047		145,894
Officers' Compensation	24,250	50,072	67,917	67,336	60,000
Options, Granted		985,000		0		1,000,000
Weighted Average Exercise Price, Options Granted		$ 0.12		$ 0		$ 0.1
Share Based Compensation Arrangements By Share Based Payment Award Options Grants In Period Grant Date Fair Value		113,842				93,452
Common Stock [Member]
Common shares issued in payment of Directors' Fees		$ 1,201		$ 1,506
Stock Issued During Period Shares Payment Of Directors Fees (in shares)		1,200,588		1,505,613
Shares For Payment Of Directors Fees Outstanding	327,635	327,635
Common shares issued in payment of employee salaries (in shares)		625,900		694,889
Stock Outstanding For Payment Of Employee Salaries	288,913	288,913

STOCK OPTION PLANS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2010
Options, Outstanding at beginning of year	2,999,000	3,057,000
Options, Granted	985,000	0	1,000,000
Options, Exercised	0	0
Options, Expired/Forfeited	(45,000)	(58,000)
Options, Outstanding at end of year	3,939,000	2,999,000
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.53	$ 1.51
Weighted Average Exercise Price, Options Granted	$ 0.12	$ 0	$ 0.1
Weighted Average Exercise Price, Options Exercised	$ 0	$ 0
Weighted Average Exercise Price, Options Expired/Forfeited	$ 1.59	$ 0.1
Weighted Average Exercise Price, Outstanding at end of year	$ 0.86	$ 1.53

STOCK OPTION PLANS (Details 1) (USD $)	12 Months Ended
Mar. 31, 2013
Stock Option Exercise Price Range One [Member]
Exercise Lower Range Limit	$ 0.01
Exercise Upper Range Limit	$ 1
Options Outstanding	1,890,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 0.11
Options Exercisable	905,000
Options Exercisable, Weighted Average Exercise Price	$ 0.09
Stock Option Exercise Price Range Two [Member]
Exercise Lower Range Limit	$ 1.01
Exercise Upper Range Limit	$ 2
Options Outstanding	99,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 1.08
Options Exercisable	99,000
Options Exercisable, Weighted Average Exercise Price	$ 1.08
Stock Option Exercise Price Range Three [Member]
Exercise Lower Range Limit	$ 2.01
Exercise Upper Range Limit	$ 3
Options Outstanding	1,950,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 2.22
Options Exercisable	1,450,000
Options Exercisable, Weighted Average Exercise Price	$ 2.21
Stock Option Exercise Price Range Four [Member]
Exercise Lower Range Limit	$ 0.01
Exercise Upper Range Limit	$ 3
Options Outstanding	3,939,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 1.18
Options Exercisable	2,454,000
Options Exercisable, Weighted Average Exercise Price	$ 1.38

STOCK OPTION PLANS (Details Textual)	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,535,100

INCOME TAXES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Federal:
Current	$ 0	$ 0
Deferred	0	0
State
Current	(6,099)	(2,849)
Deferred		0
Sale of New Jersey Net Operating Losses	359,817	486,801
Net Credit for Income Taxes	$ (353,718)	$ (483,952)

INCOME TAXES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Domestic Tax Authority [Member]
Net Operating Loss Carry forward	$ 17,968,000	$ 16,826,617
Valuation Allowance	(17,968,000)	(16,826,617)
Deferred Tax Assets, Net	0	0
State and Local Jurisdiction [Member]
Net Operating Loss Carry forward	2,420,000	897,589
Valuation Allowance	(2,420,000)	897,589
Deferred Tax Assets, Net	$ 0	$ 0

INCOME TAXES (Details Textual)	12 Months Ended
Mar. 31, 2013
Valuation Allowance, Commentary	At March 31, 2013 and 2012, a 100% valuation allowance is provided,

REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011 Lodrane Products [Member]
Total Revenues	$ 3,403,526	$ 2,424,118	$ 4,200,000
Sales Revenue, Goods, Net, Percentage			97.00%

MAJOR CUSTOMERS (Details Textual) (Three Customers [Member])	12 Months Ended
Mar. 31, 2012
Three Customers [Member]
Entity-Wide Revenue, Major Customer, Percentage	90.00%

TRANSACTIONS WITH RELATED PARTIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction, Purchases from Related Party	$ 465,181	$ 476,323
Related Party Transaction, Expenses from Transactions with Related Party	31,354	133,003
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	362,347	275,678
Epic Pharma Llc [Member] | Property, Plant and Equipment, Other Types [Member]
Related Party Transaction, Purchases from Related Party	0	52,000
Inventories [Member] | Epic Pharma Llc [Member]
Related Party Transaction, Purchases from Related Party	$ 71,480	$ 15,552

CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Number of Derivative Shares Converted	2,475	8,477
Number of Common Shares issued pursuant to conversion	29,863,556	140,493,206
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$ 3,170,671	$ 17,164,180
Change in value of preferred share derivative liability recorded at time of conversion	626,696	5,554,906
Par value of Common Shares issued	29,864	140,493
Additional paid in capital recorded as a result of the conversions	3,140,807	17,023,687
Series B Preferred Stock [Member]
Number of Derivative Shares Converted	797	99
Number of Common Shares issued pursuant to conversion	5,310,387	660,001
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	690,350	72,600
Change in value of preferred share derivative liability recorded at time of conversion	212,415	(39,600)
Par value of Common Shares issued	5,310	660
Additional paid in capital recorded as a result of the conversions	685,040	71,940
Series C Preferred Stock [Member]
Number of Derivative Shares Converted	1,291	2,752
Number of Common Shares issued pursuant to conversion	8,606,667	18,346,673
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,204,600	1,712,667
Change in value of preferred share derivative liability recorded at time of conversion	414,280	(518,387)
Par value of Common Shares issued	8,607	18,347
Additional paid in capital recorded as a result of the conversions	1,195,993	1,694,321
Series D Preferred Stock [Member]
Number of Derivative Shares Converted	0	4,063
Number of Common Shares issued pursuant to conversion	0	58,042,862
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	0	9,473,715
Change in value of preferred share derivative liability recorded at time of conversion	0	4,946,372
Par value of Common Shares issued	0	58,043
Additional paid in capital recorded as a result of the conversions	0	9,415,672
Series E Preferred Stock [Member]
Number of Derivative Shares Converted	388	1,563
Number of Common Shares issued pursuant to conversion	15,946,502	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,275,720	5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	0	1,166,521
Par value of Common Shares issued	15,947	63,444
Additional paid in capital recorded as a result of the conversions	$ 1,259,774	$ 5,841,754

SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	12 Months Ended
Mar. 31, 2013
Series G Preferred Stock [Member]
Preferred Stock, Shares Authorized	1,375
Preferred Stock, Shares Issued	266
Lpc Agreement [Member]
Obligation To Purchase Common Stock Value On Issue	$ 10,000,000
Maximum Common Stock Value Directed To Purchase	80,000
Purchase Of Common Stock Increasing Value Per Purchase	$ 500,000
Common Stock Floor Price Per Share	$ 0.07
Maximum Percentage To Purchase Common Stock Shares	9.99%
Common Stock Shares Issued During Period	2,929,115
Common Stock Additional Shares To Be Issued During Period	2,929,115
Common Stock Shares Issued During Period1	4,785,084
Preferred Stock [Member]
Common Stock Issued For Derivative Interest	358,663
Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion	3,800,000